Schedule of Investments (unaudited)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	$50	$47,872
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)	35	29,044
WPP Finance 2010, 3.75%, 09/19/24	54	52,183
		129,099
Aerospace & Defense — 0.5%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	5	4,540
2.25%, 06/15/26 (Call 03/15/26)	45	40,644
3.10%, 05/01/26 (Call 03/01/26)	35	32,773
3.20%, 03/01/29 (Call 12/01/28)	20	17,647
3.63%, 03/01/48 (Call 09/01/47)	10	6,730
5.04%, 05/01/27 (Call 03/01/27)	50	49,542
5.71%, 05/01/40 (Call 11/01/39)	75	71,608
5.81%, 05/01/50 (Call 11/01/49)	70	66,025
5.93%, 05/01/60 (Call 11/01/59)	26	24,050
6.88%, 03/15/39	30	31,793
General Dynamics Corp.
3.25%, 04/01/25 (Call 03/01/25)	5	4,859
3.63%, 04/01/30 (Call 01/01/30)	35	33,087
4.25%, 04/01/40 (Call 10/01/39)	15	13,960
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	70	67,778
Lockheed Martin Corp.
3.80%, 03/01/45 (Call 09/01/44)	55	46,171
4.09%, 09/15/52 (Call 03/15/52)	35	30,227
4.50%, 05/15/36 (Call 11/15/35)	20	19,282
4.70%, 05/15/46 (Call 11/15/45)	15	14,324
4.95%, 10/15/25	15	15,184
5.25%, 01/15/33	20	20,847
5.90%, 11/15/63 (Call 05/15/63)	25	27,654
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	25	20,571
4.03%, 10/15/47 (Call 04/15/47)	5	4,249
5.25%, 05/01/50 (Call 11/01/49)	30	30,459
Raytheon Technologies Corp.
2.82%, 09/01/51 (Call 03/01/51)	25	17,042
3.13%, 05/04/27 (Call 02/04/27)	100	93,831
3.75%, 11/01/46 (Call 05/01/46)	50	39,791
4.50%, 06/01/42	40	36,965
4.63%, 11/16/48 (Call 05/16/48)	50	45,963
7.50%, 09/15/29	10	11,457
		939,053
Agriculture — 0.5%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	35	26,594
3.40%, 05/06/30 (Call 02/06/30)	5	4,311
3.70%, 02/04/51 (Call 08/04/50)	10	6,504
3.88%, 09/16/46 (Call 03/16/46)	50	34,103
4.45%, 05/06/50 (Call 11/06/49)	10	7,177
4.80%, 02/14/29 (Call 11/14/28)	45	43,280
5.80%, 02/14/39 (Call 08/14/38)	25	23,253
5.95%, 02/14/49 (Call 08/14/48)	25	22,271
Archer-Daniels-Midland Co.
2.90%, 03/01/32 (Call 12/01/31)	20	17,401
3.25%, 03/27/30 (Call 12/27/29)	10	9,127
4.50%, 03/15/49 (Call 09/15/48)	10	9,331
5.38%, 09/15/35	29	30,178
Security	Par (000)	Value

Agriculture (continued)
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	$50	$41,942
2.79%, 09/06/24 (Call 08/06/24)	72	68,869
3.22%, 08/15/24 (Call 06/15/24)	57	54,976
3.56%, 08/15/27 (Call 05/15/27)	25	22,807
3.98%, 09/25/50 (Call 03/25/50)	25	16,969
4.39%, 08/15/37 (Call 02/15/37)	50	39,487
4.54%, 08/15/47 (Call 02/15/47)	25	18,142
4.74%, 03/16/32 (Call 12/16/31)	15	13,507
4.91%, 04/02/30 (Call 01/02/30)	60	55,666
5.28%, 04/02/50 (Call 10/02/49)	35	28,219
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	45	39,901
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	10	9,144
2.75%, 05/14/31 (Call 02/14/31)	35	29,067
Philip Morris International Inc.
2.10%, 05/01/30 (Call 02/01/30)	25	20,294
2.88%, 05/01/24 (Call 04/01/24)	25	24,283
3.38%, 08/11/25 (Call 05/11/25)	50	47,999
3.38%, 08/15/29 (Call 05/15/29)	50	44,981
3.88%, 08/21/42	25	18,944
4.25%, 11/10/44	31	24,575
4.88%, 11/15/43	15	13,020
5.00%, 11/17/25	10	9,960
5.13%, 11/15/24	10	10,006
5.13%, 11/17/27	10	10,023
5.63%, 11/17/29 (Call 09/17/29)	10	10,168
Reynolds American Inc., 6.15%, 09/15/43	5	4,486
		910,965
Airlines — 0.1%
American Airlines 2015-2 Class AA Pass Through Trust, Series 2015-2, Class AA, 3.60%, 03/22/29	10	9,326
American Airlines 2016-2 Class AA Pass Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29	26	22,652
American Airlines 2016-3 Class AA Pass Through Trust, Series 2016-3, Class AA, 3.00%, 04/15/30	18	15,577
American Airlines 2021-1 Class A Pass Through Trust, Series A, Class A, 2.88%, 01/11/36	25	19,933
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	18	15,402
Series 2019-1, Class AA, 2.75%, 11/15/33	22	18,021
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)	5	5,030
United Airlines Pass Through Trust
Series 2014-2, Class A, 3.75%, 03/03/28	24	22,184
Series 2020-1, Class A, 5.88%, 04/15/29	16	15,497
Series 2020-1, Class B, 4.88%, 07/15/27	38	35,845
		179,467
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	50	46,526
2.85%, 03/27/30 (Call 12/27/29)	10	9,009
3.38%, 03/27/50 (Call 09/27/49)(a)	10	8,008
3.63%, 05/01/43 (Call 11/01/42)	25	21,256
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	25	24,241
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	10	9,398
2.95%, 04/23/30 (Call 01/23/30)	10	8,401
		126,839

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers — 0.4%
American Honda Finance Corp.
1.80%, 01/13/31	$10	$8,026
2.00%, 03/24/28	10	8,682
2.25%, 01/12/29	50	43,337
2.30%, 09/09/26	10	9,150
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)	25	20,006
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	40	38,105
5.40%, 10/15/29 (Call 08/15/29)	10	9,666
5.40%, 04/01/48 (Call 10/01/47)	25	21,719
5.60%, 10/15/32 (Call 07/15/32)	15	14,417
5.95%, 04/01/49 (Call 10/01/48)	25	23,234
6.25%, 10/02/43	20	19,291
6.60%, 04/01/36 (Call 10/01/35)	25	25,347
6.80%, 10/01/27 (Call 08/01/27)	40	42,015
General Motors Financial Co. Inc.
1.50%, 06/10/26 (Call 05/10/26)	35	30,383
2.35%, 01/08/31 (Call 10/08/30)	35	27,095
2.70%, 06/10/31 (Call 03/10/31)	25	19,667
2.75%, 06/20/25 (Call 05/20/25)	45	42,318
3.85%, 01/05/28 (Call 10/05/27)	5	4,574
4.00%, 10/06/26 (Call 07/06/26)	55	51,695
4.35%, 04/09/25 (Call 02/09/25)	25	24,497
PACCAR Financial Corp., 1.10%, 05/11/26	10	8,968
Toyota Motor Credit Corp.
1.65%, 01/10/31	25	19,949
3.05%, 03/22/27	50	47,022
3.05%, 01/11/28	100	93,637
3.65%, 08/18/25	10	9,744
3.95%, 06/30/25	10	9,842
4.40%, 09/20/24	10	9,947
4.45%, 06/29/29	10	9,902
4.55%, 09/20/27	10	9,937
		702,172
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	25	15,585
4.40%, 10/01/46 (Call 04/01/46)	15	11,143
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	25	22,524
3.38%, 03/15/25 (Call 12/15/24)	50	48,228
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	5	4,267
3.55%, 01/15/52 (Call 07/15/51)(a)	15	9,414
4.25%, 05/15/29 (Call 02/15/29)	15	13,651
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)	10	8,334
		133,146
Banks — 8.0%
Banco Santander SA, 5.15%, 08/18/25	50	49,450
Bank of America Corp.
2.30%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.220%)(b)	50	39,176
2.46%, 10/22/25 (Call 10/22/24),
(3 mo. LIBOR US + 0.870%)(b)	60	56,450
2.48%, 09/21/36 (Call 09/21/31)(b)	50	37,518
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(b)	90	74,132
2.57%, 10/20/32 (Call 10/20/31), (1 day SOFR + 1.210%)(b)	30	23,892
2.59%, 04/29/31 (Call 04/29/30), (1 day SOFR + 2.150%)(b)	45	37,190
2.68%, 06/19/41 (Call 06/19/40), (1 day SOFR + 1.930%)(b)	75	52,264
2.69%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.320%)(b)	65	52,734
Security	Par (000)	Value

Banks (continued)
2.97%, 02/04/33 (Call 02/04/32), (1 day SOFR + 1.330%)(b)	$60	$49,166
3.09%, 10/01/25 (Call 10/01/24),
(3 mo. LIBOR US + 1.090%)(b)	95	90,633
3.19%, 07/23/30 (Call 07/23/29),
(3 mo. LIBOR US + 1.180%)(b)	75	65,420
3.25%, 10/21/27 (Call 10/21/26)	100	92,362
3.31%, 04/22/42 (Call 04/22/41), (1 day SOFR + 1.580%)(b)	50	37,862
3.38%, 04/02/26 (Call 04/02/25), (1 day SOFR + 1.330%)(b)	70	66,637
3.42%, 12/20/28 (Call 12/20/27),
(3 mo. LIBOR US + 1.040%)(b)	110	100,329
3.46%, 03/15/25 (Call 03/15/24),
(3 mo. LIBOR US + 0.970%)(b)	60	58,425
3.56%, 04/23/27 (Call 04/23/26),
(3 mo. LIBOR US + 1.060%)(b)	100	94,382
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(b)	39	36,169
3.97%, 03/05/29 (Call 03/05/28),
(3 mo. LIBOR US + 1.070%)(b)	112	103,998
4.08%, 03/20/51 (Call 03/20/50),
(3 mo. LIBOR US + 3.15%)(b)	50	41,022
4.27%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.310%)(b)	50	47,060
4.33%, 03/15/50 (Call 03/15/49),
(3 mo. LIBOR US + 1.520%)(b)	25	21,273
4.44%, 01/20/48 (Call 01/20/47),
(3 mo. LIBOR US + 1.990%)(b)	50	43,356
4.57%, 04/27/33 (Call 04/27/32), (1 day SOFR + 1.830%)(b)	35	32,621
4.83%, 07/22/26 (Call 07/22/25)(b)	20	19,734
4.95%, 07/22/28 (Call 07/22/27)(b)	55	53,927
5.00%, 01/21/44	50	47,109
5.02%, 07/22/33 (Call 07/22/32)(b)	80	77,293
5.88%, 02/07/42	55	57,329
Bank of Montreal, 3.09%, 01/10/37 (Call 01/10/32)(b)	45	34,242
Bank of New York Mellon Corp. (The)
2.10%, 10/24/24	60	57,304
2.80%, 05/04/26 (Call 02/04/26)	50	47,221
3.25%, 09/11/24 (Call 08/11/24)	60	58,447
3.40%, 01/29/28 (Call 10/29/27)	55	51,533
3.85%, 04/28/28	30	28,912
5.83%, 10/25/33	10	10,530
Bank of Nova Scotia (The)
0.65%, 07/31/24	75	69,754
1.30%, 06/11/25(a)	60	54,916
2.70%, 08/03/26	60	55,845
3.45%, 04/11/25	10	9,677
4.50%, 12/16/25	95	93,809
4.59%, 05/04/37 (Call 02/04/32)(b)	10	8,593
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	40	39,720
Barclays PLC
2.67%, 03/10/32 (Call 03/10/31)(b)	200	153,142
4.38%, 01/12/26	250	240,687
Canadian Imperial Bank of Commerce
1.25%, 06/22/26 (Call 05/22/26)	35	30,821
2.25%, 01/28/25	50	47,211
3.95%, 08/04/25	10	9,735
Citigroup Inc.
2.56%, 05/01/32 (Call 05/01/31), (1 day SOFR + 1.167%)(b)	90	72,052
2.57%, 06/03/31 (Call 06/03/30), (1 day SOFR + 2.107%)(b)	30	24,616
2.67%, 01/29/31 (Call 01/29/30), (1 day SOFR + 1.146%)(b)	45	37,433
3.11%, 04/08/26 (Call 04/08/25), (1 day SOFR + 2.842%)(b)	55	52,155

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.52%, 10/27/28 (Call 10/27/27),
(3 mo. LIBOR US + 1.151%)(b)	$55	$50,489
3.67%, 07/24/28 (Call 07/24/27),
(3 mo. LIBOR US + 1.390%)(b)	95	87,852
3.70%, 01/12/26	85	81,686
3.79%, 03/17/33 (Call 03/17/32), (1 day SOFR + 1.939%)(b)	55	48,020
3.89%, 01/10/28 (Call 01/10/27),
(3 mo. LIBOR US + 1.563%)(b)	50	47,166
4.28%, 04/24/48 (Call 04/24/47),
(3 mo. LIBOR US + 1.839%)(b)	50	42,214
4.41%, 03/31/31 (Call 03/31/30), (1 day SOFR + 3.914%)(b)	50	46,648
4.45%, 09/29/27	80	77,058
4.65%, 07/30/45	25	22,232
4.65%, 07/23/48 (Call 06/23/48)	34	30,637
4.75%, 05/18/46.	50	43,080
4.91%, 05/24/33 (Call 05/24/32)(b)	45	42,887
6.63%, 06/15/32	45	47,839
8.13%, 07/15/39	20	25,044
Citizens Financial Group Inc.
2.64%, 09/30/32 (Call 07/02/32)	50	37,561
5.64%, 05/21/37 (Call 05/21/32)(b)	10	9,338
Comerica Bank, 4.00%, 07/27/25	50	48,485
Cooperatieve Rabobank UA, 5.25%, 05/24/41	50	51,316
Credit Suisse Group AG, 4.55%, 04/17/26	250	220,287
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26),
(1 day SOFR + 0.685%)(a)(b)	25	22,132
2.38%, 01/28/25 (Call 12/29/24)	60	56,713
2.55%, 05/05/27 (Call 04/05/27)	10	9,019
4.77%, 07/28/30 (Call 07/28/29)(b)	10	9,479
6.36%, 10/27/28 (Call 10/27/27)(b)	10	10,325
8.25%, 03/01/38	10	12,250
First Citizens BancShares Inc./NC, 3.38%, 03/15/30
(Call 03/15/25), (3 mo. SOFR + 2.465%)(b)	40	37,664
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	75	72,443
Goldman Sachs Capital I, 6.35%, 02/15/34	50	50,500
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31), (1 day SOFR + 1.090%)(b)	50	38,643
2.38%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.248%)(b)	50	39,548
2.62%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.281%)(b)	50	40,393
2.65%, 10/21/32 (Call 10/21/31), (1 day SOFR + 1.264%)(b)	30	24,076
2.91%, 07/21/42 (Call 07/21/41), (1 day SOFR + 1.472%)(b)	35	24,771
3.10%, 02/24/33 (Call 02/24/32), (1 day SOFR + 1.410%)(b)	50	41,529
3.75%, 02/25/26 (Call 11/25/25)	60	57,978
3.80%, 03/15/30 (Call 12/15/29)	60	54,599
3.85%, 01/26/27 (Call 01/26/26)	60	57,677
4.02%, 10/31/38 (Call 10/31/37),
(3 mo. LIBOR US + 1.373%)(b)	60	50,656
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(b)	50	46,935
4.25%, 10/21/25	120	117,737
4.48%, 08/23/28 (Call 08/23/27)(b)	30	28,802
4.75%, 10/21/45 (Call 04/21/45)	40	36,772
5.15%, 05/22/45	25	23,714
6.25%, 02/01/41	65	69,972
6.75%, 10/01/37	25	27,080
HSBC Holdings PLC
3.97%, 05/22/30 (Call 05/22/29),
(3 mo. LIBOR US + 1.610%)(b)	240	209,882
Security	Par (000)	Value

Banks (continued)
4.29%, 09/12/26 (Call 09/12/25),
(3 mo. LIBOR US + 1.348%)(b)	$250	$238,067
4.58%, 06/19/29 (Call 06/19/28),
(3 mo. LIBOR US + 1.535%)(b)	200	183,948
4.95%, 03/31/30	200	191,720
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	35	33,540
4.00%, 05/15/25 (Call 04/15/25)	60	58,470
JPMorgan Chase & Co.
1.05%, 06/23/27 (Call 12/23/25)	35	29,633
1.58%, 04/22/27 (Call 04/22/26), (1 day SOFR + 0.885%)(b)	70	61,760
1.76%, 11/19/31 (Call 11/19/30), (3 mo. SOFR + 1.105%)(b)	60	46,231
2.01%, 03/13/26 (Call 03/13/25), (3 mo. SOFR + 1.585%)(b)	60	55,735
2.08%, 04/22/26 (Call 04/22/25), (1 day SOFR + 1.850%)(b)	60	55,726
2.18%, 06/01/28 (Call 06/01/27), (1 day SOFR + 1.890%)(b)	60	52,519
2.52%, 04/22/31 (Call 04/22/30), (1 day SOFR + 2.040%)(b)	50	41,472
2.58%, 04/22/32 (Call 04/22/31), (1 day SOFR + 1.250%)(b)	75	60,929
2.96%, 05/13/31 (Call 05/13/30), (1 day SOFR + 2.515%)(b)	76	62,973
2.96%, 01/25/33 (Call 01/25/32), (1 day SOFR + 1.260%)(b)	50	41,306
3.11%, 04/22/41 (Call 04/22/40), (1 day SOFR + 2.460%)(b)	55	41,151
3.11%, 04/22/51 (Call 04/22/50), (1 day SOFR + 2.440%)(b)	50	34,619
3.16%, 04/22/42 (Call 04/22/41), (1 day SOFR + 2.460%)(b)	25	18,578
3.22%, 03/01/25 (Call 03/01/24),
(3 mo. LIBOR US + 1.155%)(b)	65	63,276
3.33%, 04/22/52 (Call 04/22/51), (1 day SOFR + 1.580%)(b)	50	36,005
3.51%, 01/23/29 (Call 01/23/28),
(3 mo. LIBOR US + 0.945%)(b)	50	45,696
3.70%, 05/06/30 (Call 05/06/29),
(3 mo. LIBOR US + 1.160%)(b)	45	40,914
3.88%, 09/10/24	60	59,075
3.88%, 07/24/38 (Call 07/24/37),
(3 mo. LIBOR US + 1.360%)(b)	55	46,375
3.90%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.220%)(b)	25	19,915
3.96%, 11/15/48 (Call 11/15/47),
(3 mo. LIBOR US + 1.380%)(b)	50	40,467
4.03%, 07/24/48 (Call 07/24/47),
(3 mo. LIBOR US + 1.460%)(b)	25	20,520
4.26%, 02/22/48 (Call 02/22/47),
(3 mo. LIBOR US + 1.580%)(b)	50	42,620
4.49%, 03/24/31 (Call 03/24/30), (1 day SOFR + 3.790%)(b)	75	71,145
4.59%, 04/26/33 (Call 04/26/32), (1 day SOFR + 1.800%)(b)	50	47,052
4.91%, 07/25/33 (Call 07/25/32)(b)	25	24,125
5.63%, 08/16/43	30	30,628
5.72%, 09/14/33 (Call 09/14/32)(b)	50	49,291
8.00%, 04/29/27	75	84,489
KeyCorp
2.25%, 04/06/27	10	8,904
2.55%, 10/01/29	10	8,460
4.10%, 04/30/28	50	47,756
Korea Development Bank (The), 3.00%, 01/13/26	200	190,902
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(a)(c)	30	17,625
0.38%, 07/18/25	15	13,583
0.50%, 09/20/24	185	172,363
0.63%, 01/22/26	40	35,874
1.00%, 10/01/26	10	8,912
1.75%, 09/14/29	20	17,545
2.00%, 05/02/25	119	112,948
2.50%, 11/20/24	45	43,332

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.88%, 04/03/28	$80	$75,906
3.00%, 05/20/27	10	9,618
3.13%, 06/10/25	5	4,871
3.38%, 08/23/24	10	9,807
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	80	71,815
0.88%, 09/03/30	85	67,982
1.75%, 07/27/26	10	9,179
2.00%, 01/13/25	10	9,539
2.38%, 06/10/25	30	28,661
Series 37, 2.50%, 11/15/27	10	9,333
Series 40, 0.50%, 05/27/25	5	4,562
Lloyds Banking Group PLC, 3.57%, 11/07/28 (Call 11/07/27),
(3 mo. LIBOR US + 1.205%)(b)	250	223,272
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24)(b)	300	278,193
1.54%, 07/20/27 (Call 07/20/26)(b)	300	261,051
Mizuho Financial Group Inc., 1.23%, 05/22/27 (Call 05/22/26)(b)	200	173,110
Morgan Stanley
1.59%, 05/04/27 (Call 05/04/26), (1 day SOFR + 0.879%)(b)	70	61,652
1.93%, 04/28/32 (Call 04/28/31), (1 day SOFR + 1.020%)(b)	70	53,642
2.19%, 04/28/26 (Call 04/28/25), (1 day SOFR + 1.990%)(b)	30	27,897
2.24%, 07/21/32 (Call 07/21/31), (1 day SOFR + 1.178%)(b)	25	19,498
2.48%, 09/16/36 (Call 09/16/31), (1 day SOFR + 1.360%)(b)	45	33,386
2.51%, 10/20/32 (Call 10/20/31), (1 day SOFR + 1.200%)(b)	70	55,675
2.70%, 01/22/31 (Call 01/22/30), (1 day SOFR + 1.143%)(b)	45	37,798
2.80%, 01/25/52 (Call 01/25/51), (1 day SOFR + 1.430%)(b)	65	41,920
3.62%, 04/01/31 (Call 04/01/30), (1 day SOFR + 3.120%)(b)	70	62,426
3.70%, 10/23/24	95	92,978
3.88%, 01/27/26	100	97,014
4.00%, 07/23/25	150	146,928
4.30%, 01/27/45	25	21,646
4.38%, 01/22/47	19	16,549
4.68%, 07/17/26 (Call 07/17/25)(b)	10	9,883
5.00%, 11/24/25	160	160,344
5.30%, 04/20/37 (Call 04/20/32)(b)	55	51,194
5.60%, 03/24/51 (Call 03/24/50), (1 day SOFR + 4.480%)(b)	25	26,106
6.34%, 10/18/33	90	95,674
6.38%, 07/24/42	20	22,079
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(b)	200	171,788
4.27%, 03/22/25 (Call 03/22/24),
(3 mo. LIBOR US + 1.762%)(b)	200	194,164
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27),
(3 mo. LIBOR US + 1.131%)(b)	60	54,512
3.95%, 10/30/25	25	24,608
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	10	8,986
0.50%, 09/16/24	10	9,316
0.50%, 02/02/26	25	22,224
1.50%, 02/12/25	50	47,071
2.88%, 05/23/25	15	14,509
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31), (1 day SOFR + 0.979%)(b)	40	32,568
3.45%, 04/23/29 (Call 01/23/29)	82	75,536
Regions Financial Corp., 7.38%, 12/10/37	10	11,441
Royal Bank of Canada
0.65%, 07/29/24	35	32,643
Security	Par (000)	Value

Banks (continued)
1.15%, 06/10/25	$60	$54,932
2.25%, 11/01/24	60	57,137
2.30%, 11/03/31	25	20,177
3.97%, 07/26/24	10	9,848
4.24%, 08/03/27	20	19,400
Santander Holdings USA Inc.
3.45%, 06/02/25 (Call 05/02/25)	60	57,237
4.50%, 07/17/25 (Call 04/17/25)	60	58,843
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24), (1 day SOFR + 0.940%)(b)	10	9,469
2.65%, 05/19/26	85	80,307
2.90%, 03/30/26 (Call 03/30/25), (1 day SOFR + 2.600%)(b)	50	47,505
3.30%, 12/16/24	10	9,781
3.55%, 08/18/25	10	9,739
Sumitomo Mitsui Financial Group Inc.
2.14%, 09/23/30	75	58,119
2.70%, 07/16/24	245	234,825
3.35%, 10/18/27	25	23,069
3.78%, 03/09/26	75	72,306
SVB Financial Group
3.50%, 01/29/25	91	87,546
4.35%, 04/29/28 (Call 04/29/27)(b)	25	23,664
Toronto-Dominion Bank (The)
1.15%, 06/12/25	60	54,686
1.25%, 12/13/24	50	46,448
2.00%, 09/10/31	50	39,392
3.63%, 09/15/31 (Call 09/15/26)(b)	25	23,080
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	10	8,457
1.27%, 03/02/27 (Call 03/02/26), (1 day SOFR + 0.609%)(b)	20	17,733
2.50%, 08/01/24 (Call 07/01/24)	131	125,907
2.85%, 10/26/24 (Call 09/26/24)	10	9,650
3.70%, 06/05/25 (Call 05/05/25)	50	48,675
3.88%, 03/19/29 (Call 02/16/29)	10	9,260
4.00%, 05/01/25 (Call 03/01/25)	25	24,568
4.12%, 06/06/28 (Call 06/06/27)(b)	95	90,018
4.26%, 07/28/26 (Call 07/28/25)(b)	10	9,830
4.92%, 07/28/33 (Call 07/28/32)(b)	10	9,431
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	60	55,712
2.40%, 07/30/24 (Call 06/28/24)	35	33,792
3.60%, 09/11/24 (Call 08/11/24)	135	132,772
5.73%, 10/21/26	60	61,258
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26),
(1 day SOFR + 2.360%)(b)	35	31,170
Wachovia Corp., 5.50%, 08/01/35	15	14,826
Wells Fargo & Co.
2.19%, 04/30/26 (Call 04/30/25), (1 day SOFR + 2.000%)(b)	60	55,863
2.39%, 06/02/28 (Call 06/02/27), (1 day SOFR + 2.100%)(b)	60	53,044
2.57%, 02/11/31 (Call 02/11/30), (1 day SOFR + 1.262%)(b)	30	25,151
2.88%, 10/30/30 (Call 10/30/29), (3 mo. SOFR + 1.432%)(b)	55	47,352
3.00%, 04/22/26	75	70,523
3.00%, 10/23/26	75	70,045
3.07%, 04/30/41 (Call 04/30/40), (1 day SOFR + 2.530%)(b)	75	55,610
3.53%, 03/24/28 (Call 03/24/27), (1 day SOFR + 1.510%)(b)	85	78,980
3.90%, 05/01/45	50	40,262
4.10%, 06/03/26	150	145,891
4.15%, 01/24/29 (Call 10/24/28)	50	47,204
4.48%, 04/04/31 (Call 04/04/30), (1 day SOFR + 4.032%)(b)	70	66,514
4.54%, 08/15/26 (Call 08/15/25)(b)	10	9,787

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.61%, 04/25/53 (Call 04/25/52)(b)	$25	$22,204
4.81%, 07/25/28 (Call 07/25/27)(b)	25	24,416
4.90%, 07/25/33 (Call 07/25/32)(b)	10	9,636
5.01%, 04/04/51 (Call 04/04/50), (1 day SOFR + 4.502%)(b)	80	75,151
5.38%, 11/02/43	80	76,180
5.95%, 12/01/86	50	47,442
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26),
(1 day SOFR + 2.250%)(b)	40	33,925
Westpac Banking Corp.
2.35%, 02/19/25	20	18,997
2.67%, 11/15/35 (Call 11/15/30)(b)	40	29,370
3.35%, 03/08/27	35	33,244
4.11%, 07/24/34 (Call 07/24/29)(b)	50	42,593
4.42%, 07/24/39	40	32,572
5.41%, 08/10/33 (Call 08/10/32)(b)	10	9,182
		14,058,831
Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	140	135,946
4.70%, 02/01/36 (Call 08/01/35)	50	48,066
4.90%, 02/01/46 (Call 08/01/45)	90	84,321
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	50	46,149
4.44%, 10/06/48 (Call 04/06/48)	25	21,995
4.50%, 06/01/50 (Call 12/01/49)	25	22,657
4.60%, 04/15/48 (Call 10/15/47)	50	45,496
4.60%, 06/01/60 (Call 12/01/59)	35	31,542
4.75%, 04/15/58 (Call 10/15/57)	35	32,013
5.45%, 01/23/39 (Call 07/23/38)	25	25,551
5.55%, 01/23/49 (Call 07/23/48)	50	51,248
5.80%, 01/23/59 (Call 07/23/58)	25	26,354
8.00%, 11/15/39	10	12,478
Coca-Cola Co. (The)
1.00%, 03/15/28	50	42,400
1.38%, 03/15/31	50	39,590
1.65%, 06/01/30	75	62,185
2.50%, 03/15/51	30	20,118
3.00%, 03/05/51	35	26,310
Constellation Brands Inc.
3.60%, 02/15/28 (Call 11/15/27)	40	37,388
4.10%, 02/15/48 (Call 08/15/47)	25	20,402
4.75%, 05/09/32 (Call 02/09/32)	30	29,038
Diageo Capital PLC, 3.88%, 04/29/43 (Call 10/29/42)	45	37,966
Keurig Dr Pepper Inc.
3.35%, 03/15/51 (Call 09/15/50)	15	10,536
3.80%, 05/01/50 (Call 11/01/49)	25	19,147
3.95%, 04/15/29 (Call 02/15/29)	30	28,319
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	20	18,777
4.20%, 07/15/46 (Call 01/15/46)	30	24,116
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	35	28,073
1.95%, 10/21/31 (Call 07/21/31)	10	8,235
2.75%, 03/19/30 (Call 12/19/29)	70	62,378
2.88%, 10/15/49 (Call 04/15/49)	25	18,571
3.38%, 07/29/49 (Call 01/29/49)	28	22,783
3.45%, 10/06/46 (Call 04/06/46)	5	4,127
3.90%, 07/18/32 (Call 04/18/32)	10	9,603
Security	Par (000)	Value

Beverages (continued)
4.20%, 07/18/52 (Call 01/18/52)	$30	$28,099
		1,181,977
Biotechnology — 0.4%
Amgen Inc.
2.00%, 01/15/32 (Call 10/15/31)	45	35,863
2.45%, 02/21/30 (Call 11/21/29)	45	38,611
2.77%, 09/01/53 (Call 03/01/53)	25	15,498
3.15%, 02/21/40 (Call 08/21/39)	50	38,270
3.20%, 11/02/27 (Call 08/02/27)(a)	90	84,833
3.38%, 02/21/50 (Call 08/21/49)	35	25,491
4.05%, 08/18/29 (Call 06/18/29)	10	9,529
4.20%, 03/01/33 (Call 12/01/32)	10	9,428
4.40%, 05/01/45 (Call 11/01/44)	25	21,583
4.40%, 02/22/62 (Call 08/22/61)	25	20,533
4.56%, 06/15/48 (Call 12/15/47)	25	22,169
4.66%, 06/15/51 (Call 12/15/50)	25	22,474
4.88%, 03/01/53 (Call 09/01/52)	10	9,133
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	40	33,024
3.15%, 05/01/50 (Call 11/01/49)	25	17,164
4.05%, 09/15/25 (Call 06/15/25)	10	9,749
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	50	42,625
2.95%, 03/01/27 (Call 12/01/26)	35	32,753
4.15%, 03/01/47 (Call 09/01/46)	25	21,141
4.50%, 02/01/45 (Call 08/01/44)	25	22,624
4.75%, 03/01/46 (Call 09/01/45)	25	23,015
4.80%, 04/01/44 (Call 10/01/43)	35	32,985
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	10	7,907
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	10	7,861
2.80%, 09/15/50 (Call 03/15/50)	10	6,404
Royalty Pharma PLC
2.20%, 09/02/30 (Call 06/02/30)	60	47,563
3.35%, 09/02/51 (Call 03/02/51)	5	3,233
		661,463
Building Materials — 0.2%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	15	12,563
2.72%, 02/15/30 (Call 11/15/29)	25	21,339
3.38%, 04/05/40 (Call 10/05/39)	25	19,474
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	25	21,573
Johnson Controls International PLC, 4.50%, 02/15/47 (Call 08/15/46)	30	25,207
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	15	12,223
3.45%, 06/01/27 (Call 03/01/27)	45	42,177
3.50%, 12/15/27 (Call 09/15/27)	45	42,050
Masco Corp., 2.00%, 02/15/31 (Call 11/15/30)	45	35,116
Owens Corning, 4.30%, 07/15/47 (Call 01/15/47)	15	11,917
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	30	26,827
4.50%, 06/15/47 (Call 12/15/46)	15	12,816
		283,282
Chemicals — 0.4%
Air Products and Chemicals Inc., 2.70%, 05/15/40 (Call 11/15/39)	50	37,894
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)	10	9,797

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Celanese U.S. Holdings LLC
6.05%, 03/15/25	$5	$4,976
6.17%, 07/15/27 (Call 06/15/27)	35	34,279
6.38%, 07/15/32 (Call 04/15/32)	15	14,322
CF Industries Inc., 4.95%, 06/01/43	25	21,788
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	50	40,012
4.38%, 11/15/42 (Call 05/15/42)	25	20,923
5.55%, 11/30/48 (Call 05/30/48)	30	28,403
6.30%, 03/15/33	10	10,427
7.38%, 11/01/29	10	11,057
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	5	4,969
4.73%, 11/15/28 (Call 08/15/28)	30	29,877
5.32%, 11/15/38 (Call 05/15/38)	40	39,089
5.42%, 11/15/48 (Call 05/15/48)	5	4,843
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	10	9,770
4.65%, 10/15/44 (Call 04/15/44)	20	16,488
Ecolab Inc.
2.13%, 02/01/32 (Call 11/01/31)(a)	10	8,085
2.13%, 08/15/50 (Call 02/15/50)(a)	50	29,032
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)	25	21,076
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)	50	44,533
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	40	36,260
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	5	4,807
3.20%, 01/30/26 (Call 10/30/25)	50	48,406
LYB International Finance BV, 5.25%, 07/15/43	20	17,769
LYB International Finance III LLC, 3.63%, 04/01/51 (Call 10/01/50)	60	41,039
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	45	35,373
5.88%, 12/01/36	10	10,242
Sherwin-Williams Co. (The), 3.80%, 08/15/49 (Call 02/15/49)	45	34,401
Westlake Corp., 5.00%, 08/15/46 (Call 02/15/46)	25	21,351
		691,288
Commercial Services — 0.5%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	44	42,944
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	15	10,340
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	50	47,672
2.60%, 12/15/25 (Call 11/15/25)	25	23,186
Ford Foundation (The), Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	15	9,092
George Washington University (The), 4.87%, 09/15/45	15	14,005
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	15	9,424
Series B, 4.32%, 04/01/49 (Call 10/01/48)	5	4,095
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	35	30,566
2.65%, 02/15/25 (Call 01/15/25)	75	70,489
2.90%, 05/15/30 (Call 02/15/30)	25	20,594
4.80%, 04/01/26 (Call 01/01/26)	10	9,796
5.30%, 08/15/29 (Call 06/15/29)	10	9,706
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	5	4,295
2.65%, 07/15/31 (Call 04/15/31)	25	18,550
Security	Par |(000)	Value

Commercial Services (continued)
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	$5	$4,292
Series A, 2.81%, 01/01/60 (Call 07/01/59)	15	9,652
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	30	26,095
2.41%, 06/01/50 (Call 12/01/49)	15	9,781
Massachusetts Institute of Technology, 5.60%, 07/01/2111	15	16,082
Moody's Corp.
2.00%, 08/19/31 (Call 05/19/31)	45	35,912
3.25%, 05/20/50 (Call 11/20/49)	20	14,115
Northwestern University, 4.64%, 12/01/44	10	9,654
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	110	102,343
2.30%, 06/01/30 (Call 03/01/30)	5	4,151
2.85%, 10/01/29 (Call 07/01/29)	80	70,050
5.05%, 06/01/52 (Call 12/01/51)	10	9,343
5.25%, 06/01/62 (Call 12/01/61)	10	9,305
President and Fellows of Harvard College, 3.15%, 07/15/46 (Call 01/15/46)	50	38,772
Quanta Services Inc., 3.05%, 10/01/41 (Call 04/01/41)	15	10,154
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	5	3,265
S&P Global Inc.
2.90%, 03/01/32 (Call 12/01/31)(d)	50	43,142
3.70%, 03/01/52 (Call 09/01/51)(d)	25	20,112
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	5	3,675
Trustees of Boston College, 3.13%, 07/01/52.	15	10,725
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	5	4,201
Trustees of Princeton University (The)
5.70%, 03/01/39	15	16,376
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	5	3,375
University of Chicago (The)
4.00%, 10/01/53 (Call 04/01/53).	20	16,761
Series C, 2.55%, 04/01/50 (Call 10/01/49)(a)	5	3,378
University of Miami, 4.06%, 04/01/52.	5	4,164
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	5	4,053
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	20	15,685
University of Southern California, Series A, 3.23%, 10/01/2120 (Call 04/01/2120).	20	11,631
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	45	42,662
Washington University (The), 3.52%, 04/15/54 (Call 10/15/53).	5	4,062
William Marsh Rice University
3.57%, 05/15/45	20	16,970
3.77%, 05/15/55	5	4,068
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	15	9,659
		932,419
Computers — 0.9%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	25	20,375
Apple Inc.
1.65%, 05/11/30 (Call 02/11/30)	65	54,198
1.65%, 02/08/31 (Call 11/08/30)	43	35,251
1.70%, 08/05/31 (Call 05/05/31)	5	4,071
2.45%, 08/04/26 (Call 05/04/26)	140	131,250
2.65%, 05/11/50 (Call 11/11/49)	50	34,544
2.65%, 02/08/51 (Call 08/08/50)	25	17,158
2.80%, 02/08/61 (Call 02/08/60)	25	16,797
2.85%, 08/05/61 (Call 02/05/61)	15	10,226
2.95%, 09/11/49 (Call 03/11/49)	30	22,050
3.00%, 11/13/27 (Call 08/13/27)	94	89,024

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.20%, 05/11/27 (Call 02/11/27)	$60	$57,625
3.25%, 08/08/29 (Call 06/08/29)	20	18,766
3.35%, 02/09/27 (Call 11/09/26)	105	101,611
3.35%, 08/08/32 (Call 05/08/32)	20	18,441
3.75%, 11/13/47 (Call 05/13/47)	25	21,484
3.85%, 05/04/43	50	44,658
3.85%, 08/04/46 (Call 02/04/46)	54	47,093
4.38%, 05/13/45	40	38,032
4.65%, 02/23/46 (Call 08/23/45)	30	29,360
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	15	13,245
2.30%, 09/14/31 (Call 06/14/31)	10	7,642
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)(d)	40	25,847
5.85%, 07/15/25 (Call 06/15/25)	45	45,733
6.02%, 06/15/26 (Call 03/15/26)(a)	80	81,719
6.10%, 07/15/27 (Call 05/15/27)	10	10,294
6.20%, 07/15/30 (Call 04/15/30)	35	36,061
8.10%, 07/15/36 (Call 01/15/36)	15	17,321
8.35%, 07/15/46 (Call 01/15/46)	15	17,515
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	20	15,636
Hewlett Packard Enterprise Co., 6.20%, 10/15/35 (Call 04/15/35)	10	10,491
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)	20	15,739
3.00%, 06/17/27 (Call 04/17/27)	35	32,075
4.20%, 04/15/32 (Call 01/15/32)	5	4,382
4.75%, 01/15/28 (Call 12/15/27)	10	9,746
5.50%, 01/15/33 (Call 10/15/32)	10	9,551
6.00%, 09/15/41(a)	15	14,643
International Business Machines Corp.
1.95%, 05/15/30 (Call 02/15/30)	100	82,364
2.85%, 05/15/40 (Call 11/15/39)	125	92,740
3.30%, 05/15/26	100	95,489
Kyndryl Holdings Inc., 2.70%, 10/15/28 (Call 08/15/28)	25	18,793
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	50	48,147
NetApp Inc.
2.70%, 06/22/30 (Call 03/22/30)	5	4,185
3.30%, 09/29/24 (Call 07/29/24)	40	38,750
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	25	20,431
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	25	19,889
4.75%, 02/15/26 (Call 11/15/25)	45	42,374
		1,642,816
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co., 3.70%, 08/01/47 (Call 02/01/47)(a)	20	17,498
Estee Lauder Companies Inc. (The), 3.13%, 12/01/49 (Call 06/01/49)	40	29,189
Procter & Gamble Co. (The)
0.55%, 10/29/25	10	8,997
1.00%, 04/23/26	10	8,993
2.45%, 11/03/26	10	9,409
2.80%, 03/25/27	25	23,566
3.60%, 03/25/50	25	21,457
5.55%, 03/05/37	30	33,015
Unilever Capital Corp., 5.90%, 11/15/32	56	61,264
		213,388
Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	40	37,420
Security	Par (000)	Value

Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.30%, 01/30/32 (Call 10/30/31)	$150	$118,503
Affiliated Managers Group Inc., 3.50%, 08/01/25	10	9,628
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	20	17,529
2.88%, 01/15/26 (Call 12/15/25)	55	50,678
3.00%, 02/01/30 (Call 11/01/29)	25	20,930
3.63%, 12/01/27 (Call 09/01/27)	28	25,147
4.25%, 09/15/24 (Call 06/15/24)	5	4,920
4.63%, 10/01/28 (Call 07/01/28)	10	9,344
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	10	9,323
Ally Financial Inc.
4.75%, 06/09/27 (Call 05/09/27)	100	94,671
5.13%, 09/30/24	15	14,885
5.80%, 05/01/25 (Call 04/01/25)	10	10,051
8.00%, 11/01/31	45	48,174
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	25	22,244
2.50%, 07/30/24 (Call 06/30/24)	35	33,758
3.00%, 10/30/24 (Call 09/29/24)	60	58,190
3.13%, 05/20/26 (Call 04/20/26)	10	9,473
3.30%, 05/03/27 (Call 04/03/27)	10	9,364
3.95%, 08/01/25 (Call 07/01/25)	25	24,520
4.05%, 05/03/29 (Call 03/03/29)	10	9,567
4.05%, 12/03/42	35	30,521
4.42%, 08/03/33 (Call 08/03/32)(b)	30	28,471
5.85%, 11/05/27 (Call 10/05/27)	30	31,160
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	50	46,763
3.70%, 10/15/24	5	4,890
Andrew W Mellon Foundation (The), Series 2020, 0.95%,
08/01/27 (Call 06/01/27)(a)	25	21,365
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	45	36,663
3.90%, 01/25/28 (Call 10/25/27)	5	4,662
4.35%, 04/15/30 (Call 01/15/30)	20	18,389
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	10	9,612
3.30%, 10/30/24 (Call 09/30/24)	10	9,686
3.75%, 07/28/26 (Call 06/28/26)	58	54,898
4.20%, 10/29/25 (Call 09/29/25)	55	53,492
4.93%, 05/10/28 (Call 05/10/27), (1 day SOFR + 2.057%)(b)	45	43,199
4.99%, 07/24/26 (Call 07/24/25)(b)	30	29,711
5.25%, 07/26/30 (Call 07/26/29)(b)	10	9,582
5.27%, 05/10/33 (Call 05/10/32)(b)	45	42,572
Cboe Global Markets Inc.
3.00%, 03/16/32 (Call 12/16/31)	15	12,642
3.65%, 01/12/27 (Call 10/12/26)	25	23,876
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	90	80,237
1.15%, 05/13/26 (Call 04/13/26)	20	17,832
1.65%, 03/11/31 (Call 12/11/30)	10	7,866
1.95%, 12/01/31 (Call 09/01/31)	5	3,967
2.00%, 03/20/28 (Call 01/20/28)	10	8,853
2.30%, 05/13/31 (Call 02/13/31)	10	8,293
2.45%, 03/03/27 (Call 02/03/27)	10	9,201
2.90%, 03/03/32 (Call 12/03/31)	20	17,187
3.63%, 04/01/25 (Call 01/01/25)	15	14,653
3.85%, 05/21/25 (Call 03/21/25)	15	14,756
4.00%, 02/01/29 (Call 11/01/28)	10	9,597

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.20%, 03/24/25 (Call 02/24/25)	$5	$4,979
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	5	3,850
4.10%, 06/15/51 (Call 12/15/50)	15	9,139
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	20	17,074
3.00%, 03/15/25 (Call 12/15/24)	20	19,373
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	37	35,572
3.95%, 11/06/24 (Call 08/06/24)	58	56,471
4.10%, 02/09/27 (Call 11/09/26)	45	42,332
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	20	15,516
2.95%, 08/12/51 (Call 02/12/51)	15	9,547
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	50	38,421
2.10%, 06/15/30 (Call 03/15/30)	25	20,729
3.00%, 06/15/50 (Call 12/15/49)	60	41,932
4.00%, 09/15/27 (Call 08/15/27)	5	4,896
4.95%, 06/15/52 (Call 12/15/51)	35	33,757
Invesco Finance PLC
3.75%, 01/15/26	5	4,826
5.38%, 11/30/43	10	9,524
Jefferies Financial Group Inc.
4.15%, 01/23/30	10	8,911
6.25%, 01/15/36	20	20,198
6.50%, 01/20/43	5	4,954
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
2.63%, 10/15/31 (Call 07/15/31)	15	11,388
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	20	18,690
4.38%, 03/11/29 (Call 12/11/28)	10	9,358
Legg Mason Inc., 5.63%, 01/15/44	10	9,972
Mastercard Inc.
3.35%, 03/26/30 (Call 12/26/29)	30	27,967
3.85%, 03/26/50 (Call 09/26/49)	17	14,823
3.95%, 02/26/48 (Call 08/26/47)	30	26,466
Morgan Stanley Domestic Holdings Inc., 4.50%, 06/20/28 (Call 03/20/28)	20	19,273
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	40	38,754
ORIX Corp., 3.25%, 12/04/24	60	57,882
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	15	14,281
4.88%, 03/15/27 (Call 09/15/26)	10	9,047
6.63%, 03/15/25 (Call 09/15/24)	10	9,913
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	5	3,714
4.65%, 04/01/30 (Call 01/01/30)	40	39,080
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	30	26,322
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	45	41,065
4.25%, 08/15/24 (Call 05/15/24)	35	34,141
4.50%, 07/23/25 (Call 04/23/25)	95	90,958
5.15%, 03/19/29 (Call 12/19/28)	20	19,098
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	25	19,650
2.05%, 04/15/30 (Call 01/15/30)	10	8,640
4.15%, 12/14/35 (Call 06/14/35)	25	24,088
4.30%, 12/14/45 (Call 06/14/45)	50	46,806
Security	Par (000)	Value

Diversified Financial Services (continued)
Western Union Co. (The), 1.35%, 03/15/26 (Call 02/15/26)	$35	$30,525
		2,359,397
Electric — 2.7%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	25	17,768
3.95%, 06/01/28 (Call 03/01/28)	70	65,694
Series H, 3.45%, 01/15/50 (Call 07/15/49)	50	35,601
Series I, 2.10%, 07/01/30 (Call 04/01/30)	45	36,374
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	60	53,294
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)	50	43,681
6.00%, 03/01/39	5	5,281
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	100	95,370
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	25	16,743
3.25%, 03/15/50 (Call 09/15/49)	20	14,489
American Electric Power Co. Inc.
3.25%, 03/01/50 (Call 09/01/49)	30	20,586
3.88%, 02/15/62 (Call 11/15/26)(b)	10	7,689
Appalachian Power Co., 4.50%, 08/01/32 (Call 05/01/32)	10	9,393
Arizona Public Service Co., 3.35%, 05/15/50 (Call 11/15/49)	15	10,134
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	25	22,938
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	15	12,635
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	60	49,248
3.75%, 08/15/47 (Call 02/15/47)	25	19,713
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	10	6,668
3.70%, 07/15/30 (Call 04/15/30)	10	9,287
4.25%, 10/15/50 (Call 04/15/50)	25	21,267
4.45%, 01/15/49 (Call 07/15/48)	25	21,996
4.60%, 05/01/53 (Call 11/01/52)(d)	10	9,062
6.13%, 04/01/36	45	48,052
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	10	8,079
3.05%, 10/15/29 (Call 07/15/29)	10	8,507
CenterPoint Energy Houston Electric LLC
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	20	19,585
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	10	9,209
CenterPoint Energy Inc.
2.95%, 03/01/30 (Call 12/01/29)	36	31,212
3.70%, 09/01/49 (Call 03/01/49)	15	11,301
CMS Energy Corp.
3.75%, 12/01/50 (Call 09/01/30)(b)	5	3,728
4.75%, 06/01/50 (Call 03/01/30)(b)	10	8,406
Commonwealth Edison Co.
4.00%, 03/01/48 (Call 09/01/47)	20	16,743
4.00%, 03/01/49 (Call 09/01/48)	25	20,566
4.70%, 01/15/44 (Call 07/15/43)	35	32,005
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	25	19,829
Connecticut Light & Power Co. (The), Series A, 4.15%,
06/01/45 (Call 12/01/44)	15	12,718
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	25	20,719
4.45%, 03/15/44 (Call 09/15/43)	45	39,411
4.50%, 05/15/58 (Call 11/15/57)	15	12,688
6.15%, 11/15/52	10	11,009
Series 05-A, 5.30%, 03/01/35	25	24,813
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	35	27,495
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	25	20,414

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	$10	$9,603
5.60%, 06/15/42 (Call 12/15/41)	17	16,615
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)	25	17,760
3.50%, 08/01/51 (Call 02/01/51)	25	19,232
Dayton Power & Light Co. (The), 3.95%, 06/15/49
(Call 12/15/48)	5	3,988
Dominion Energy Inc., Series A, 1.45%, 04/15/26
(Call 03/15/26)	50	44,927
Dominion Energy South Carolina Inc., 6.05%, 01/15/38	30	31,916
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	25	17,430
3.75%, 08/15/47 (Call 02/15/47)	25	19,902
DTE Energy Co.
4.22%, 11/01/24(e)	10	9,828
Series C, 3.40%, 06/15/29 (Call 03/15/29)	30	26,851
Series F, 1.05%, 06/01/25 (Call 05/01/25)	60	54,371
Duke Energy Carolinas LLC
2.45%, 02/01/30 (Call 11/01/29)	35	30,123
3.55%, 03/15/52 (Call 09/15/51)	25	19,231
5.30%, 02/15/40	60	60,385
Duke Energy Corp.
3.30%, 06/15/41 (Call 12/15/40)	50	37,115
3.50%, 06/15/51 (Call 12/15/50)	25	17,916
3.75%, 09/01/46 (Call 03/01/46)	50	37,676
4.30%, 03/15/28 (Call 02/15/28)	10	9,649
4.50%, 08/15/32 (Call 05/15/32)	10	9,494
5.00%, 08/15/52 (Call 02/15/52)	10	9,098
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	50	47,527
3.80%, 07/15/28 (Call 04/15/28)	69	66,031
6.35%, 09/15/37	65	70,807
Duke Energy Progress LLC
3.45%, 03/15/29 (Call 12/15/28)	60	55,618
4.15%, 12/01/44 (Call 06/01/44)	68	57,506
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	25	23,164
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	15	11,982
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	25	23,738
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	20	19,244
Entergy Arkansas LLC, 3.35%, 06/15/52 (Call 12/15/51)	5	3,584
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	45	40,178
1.90%, 06/15/28 (Call 04/15/28)	45	38,187
2.40%, 06/15/31 (Call 03/05/31)	25	19,967
2.95%, 09/01/26 (Call 06/01/26)	45	42,064
3.75%, 06/15/50 (Call 12/15/49)	15	11,286
Entergy Louisiana LLC
3.25%, 04/01/28 (Call 01/01/28)	20	18,355
4.00%, 03/15/33 (Call 12/15/32)	10	9,128
4.20%, 09/01/48 (Call 03/01/48)	25	20,933
4.95%, 01/15/45 (Call 01/15/25)	50	45,154
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	40	31,459
Evergy Kansas Central Inc., 3.25%, 09/01/49 (Call 03/01/49)	35	24,708
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30
(Call 03/01/30)	14	11,648
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	20	16,620
2.90%, 03/01/27 (Call 02/01/27)	10	9,179
3.38%, 03/01/32 (Call 12/01/31)	10	8,790
3.45%, 01/15/50 (Call 07/15/49)	15	11,081
Security	Par (000)	Value

Electric (continued)
Series M, 3.30%, 01/15/28 (Call 10/15/27)	$30	$27,684
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	50	47,867
4.05%, 04/15/30 (Call 01/15/30)	50	47,181
4.70%, 04/15/50 (Call 10/15/49)	25	22,220
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	10	8,414
2.85%, 04/01/25 (Call 03/01/25)	10	9,604
2.88%, 12/04/51 (Call 06/04/51)	20	13,944
4.13%, 02/01/42 (Call 08/01/41)	50	44,200
5.25%, 02/01/41 (Call 08/01/40)	50	50,205
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	10	9,323
Georgia Power Co., Series A, 3.25%, 03/15/51 (Call 09/15/50)	55	39,002
Iberdrola International BV
5.81%, 03/15/25	15	15,353
6.75%, 07/15/36	10	10,582
Interstate Power & Light Co., 3.10%, 11/30/51 (Call 05/30/51)	10	6,646
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)	50	46,029
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	5	4,802
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)	20	18,911
4.25%, 07/15/49 (Call 01/15/49)	10	8,686
6.75%, 12/30/31	30	33,968
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	20	18,749
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/32 (Call 01/15/32)	15	12,538
3.05%, 04/25/27 (Call 01/25/27)	35	32,589
3.70%, 03/15/29 (Call 12/15/28)	40	36,904
4.30%, 03/15/49 (Call 09/15/48)	15	12,716
5.45%, 10/30/25	10	10,158
Nevada Power Co., Series CC, 3.70%, 05/01/29 (Call 02/01/29)	20	18,829
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	10	8,917
1.90%, 06/15/28 (Call 04/15/28)	50	42,896
3.50%, 04/01/29 (Call 01/01/29)	50	45,905
4.20%, 06/20/24	10	9,867
4.26%, 09/01/24	10	9,869
4.45%, 06/20/25	10	9,951
4.63%, 07/15/27 (Call 06/15/27)	20	19,855
Northern States Power Co./MN
2.90%, 03/01/50 (Call 09/01/49)	35	24,379
3.60%, 09/15/47 (Call 03/15/47)	35	27,560
NSTAR Electric Co., 1.95%, 08/15/31 (Call 05/15/31)	25	20,128
Oglethorpe Power Corp.
4.50%, 04/01/47 (Call 10/01/46)(d)	10	8,071
5.25%, 09/01/50	12	10,452
5.38%, 11/01/40	5	4,543
Oklahoma Gas & Electric Co., 4.15%, 04/01/47 (Call 10/01/46)	20	16,243
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	10	6,584
3.80%, 09/30/47 (Call 03/30/47)(a)	25	20,526
4.55%, 12/01/41 (Call 06/01/41)	19	17,627
4.60%, 06/01/52 (Call 12/01/51)(d)	15	14,064
5.75%, 03/15/29 (Call 12/15/28)	50	52,314
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	50	39,274
2.95%, 03/01/26 (Call 12/01/25)	5	4,572
3.30%, 08/01/40 (Call 02/01/40)	10	7,001

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.50%, 08/01/50 (Call 02/01/50)	$50	$32,523
4.50%, 07/01/40 (Call 01/01/40)	50	39,953
4.55%, 07/01/30 (Call 01/01/30)	60	54,959
4.95%, 07/01/50 (Call 01/01/50)	50	39,944
5.90%, 06/15/32 (Call 03/15/32)	25	24,516
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	20	13,494
6.00%, 01/15/39	50	52,515
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	70	63,629
PPL Electric Utilities Corp., 4.15%, 06/15/48 (Call 12/15/47)	50	42,387
Progress Energy Inc., 6.00%, 12/01/39	10	10,136
Public Service Co. of Colorado
4.05%, 09/15/49 (Call 03/15/49)	25	20,827
Series 17, 6.25%, 09/01/37	20	22,161
Public Service Electric & Gas Co.
3.10%, 03/15/32 (Call 12/15/31)	10	8,859
4.05%, 05/01/48 (Call 11/01/47)	50	42,078
Public Service Enterprise Group Inc., 0.80%, 08/15/25 (Call 07/15/25)	60	53,762
Puget Energy Inc., 4.10%, 06/15/30 (Call 03/15/30)	40	36,112
Puget Sound Energy Inc., 3.25%, 09/15/49 (Call 03/15/49)	31	21,503
San Diego Gas & Electric Co.
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	25	20,746
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	15	10,451
Sempra Energy
4.00%, 02/01/48 (Call 08/01/47)	35	27,179
4.13%, 04/01/52 (Call 01/01/27)(b)	25	19,381
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	40	29,840
4.00%, 04/01/47 (Call 10/01/46)	25	19,724
4.65%, 10/01/43 (Call 04/01/43)	50	44,028
5.85%, 11/01/27 (Call 10/01/27)	50	51,662
Series B, 4.88%, 03/01/49 (Call 09/01/48)	20	17,683
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	10	8,880
4.40%, 07/01/46 (Call 01/01/46)	61	51,668
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(b)	10	8,003
Southern Power Co., 5.15%, 09/15/41	25	22,790
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	30	24,742
5.00%, 07/15/52 (Call 01/15/52)	25	23,497
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	10	9,602
4.00%, 06/15/50 (Call 12/15/49)	20	15,539
Union Electric Co., 3.90%, 04/01/52 (Call 10/01/51)	20	16,345
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	40	24,411
4.00%, 01/15/43 (Call 07/15/42)	50	41,170
8.88%, 11/15/38	40	52,831
Series A, 3.15%, 01/15/26 (Call 10/15/25)	50	47,716
Series C, 4.00%, 11/15/46 (Call 05/15/46)	50	40,105
WEC Energy Group Inc., 5.00%, 09/27/25 (Call 08/27/25)	10	10,051
Wisconsin Power and Light Co., 3.00%, 07/01/29 (Call 04/01/29)	50	44,433
Wisconsin Public Service Corp., 3.30%, 09/01/49 (Call 03/01/49)	30	21,282
Xcel Energy Inc.
3.35%, 12/01/26 (Call 06/01/26)	90	85,185
3.40%, 06/01/30 (Call 12/01/29)	60	53,732
		4,702,184
Security	Par (000)	Value

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
1.95%, 10/15/30 (Call 07/15/30)	$20	$16,380
2.00%, 12/21/28 (Call 10/21/28)	20	17,268
		33,648
Electronics — 0.3%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	35	28,707
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	25	20,087
Avnet Inc., 5.50%, 06/01/32 (Call 03/01/32)	10	9,336
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	15	14,137
4.88%, 06/15/29 (Call 03/15/29)	20	18,640
4.88%, 05/12/30 (Call 02/12/30)	15	13,939
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	60	56,562
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	10	8,792
3.81%, 11/21/47 (Call 05/21/47)	45	38,542
4.85%, 11/01/24	10	10,043
4.95%, 02/15/28	10	10,204
5.00%, 02/15/33	10	10,307
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	25	20,323
3.35%, 03/01/26 (Call 12/01/25)	15	14,348
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	15	12,313
4.25%, 05/15/27 (Call 04/15/27)	10	9,539
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	25	21,892
4.60%, 04/06/27 (Call 01/06/27)	20	19,650
Legrand France SA, 8.50%, 02/15/25	5	5,405
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	40	34,166
2.38%, 08/09/28 (Call 06/09/28)	25	20,481
2.65%, 08/09/31 (Call 05/09/31)	5	3,885
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	40	39,680
Tyco Electronics Group SA, 7.13%, 10/01/37	10	11,631
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	20	16,885
2.40%, 04/01/28 (Call 02/01/28)	20	15,825
2.95%, 04/01/31 (Call 01/01/31)	20	14,481
		499,800
Entertainment — 0.1%
Magallanes Inc.
3.64%, 03/15/25(d)	30	28,656
3.76%, 03/15/27 (Call 02/15/27)(d)	40	36,448
4.28%, 03/15/32 (Call 12/15/31)(d)	75	63,736
5.05%, 03/15/42 (Call 09/15/41)(d)	25	19,962
5.14%, 03/15/52 (Call 09/15/51)(d)	50	38,724
5.39%, 03/15/62 (Call 09/15/61)(d)	50	38,656
		226,182
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)	5	4,111
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)	40	31,160
3.05%, 03/01/50 (Call 09/01/49)	15	10,642
Waste Connections Inc.
3.20%, 06/01/32 (Call 03/01/32)	50	43,634
4.25%, 12/01/28 (Call 09/01/28)	10	9,669

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
Waste Management Inc.
2.50%, 11/15/50 (Call 05/15/50)	$20	$12,763
4.15%, 04/15/32 (Call 01/15/32)(a)	30	28,960
		140,939
Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	25	26,531
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	20	13,858
4.15%, 03/15/28 (Call 12/15/27)	25	24,209
Conagra Brands Inc., 5.40%, 11/01/48 (Call 05/01/48)	25	23,806
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)	10	8,104
General Mills Inc., 3.00%, 02/01/51 (Call 08/01/50)	25	17,269
Hershey Co. (The), 3.13%, 11/15/49 (Call 05/15/49)	25	18,262
Hormel Foods Corp., 0.65%, 06/03/24 (Call 01/03/23)	250	235,132
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 05/15/32 (Call 02/15/32)(d)	30	23,624
6.50%, 12/01/52 (Call 06/01/52)(d)	20	19,608
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	20	15,659
3.50%, 03/15/25	22	21,380
4.25%, 03/15/35	20	18,212
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	10	8,159
3.25%, 04/01/26	10	9,567
4.30%, 05/15/28 (Call 02/15/28)	65	63,898
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	30	25,273
4.88%, 10/01/49 (Call 04/01/49)	25	22,557
5.00%, 06/04/42	25	23,482
5.20%, 07/15/45 (Call 01/15/45)	40	37,778
6.75%, 03/15/32	10	11,007
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	25	23,010
4.45%, 02/01/47 (Call 08/01/46)	25	21,499
5.15%, 08/01/43 (Call 02/01/43)	25	23,399
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	10	8,792
3.15%, 08/15/24 (Call 06/15/24)	10	9,679
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	10	9,291
1.88%, 10/15/32 (Call 07/15/32)	30	23,085
2.63%, 09/04/50 (Call 03/04/50)	10	6,428
3.00%, 03/17/32 (Call 12/17/31)	10	8,637
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	10	8,401
3.30%, 07/15/26 (Call 04/15/26)	60	56,876
5.95%, 04/01/30 (Call 01/01/30)	10	10,505
6.60%, 04/01/40 (Call 10/01/39)	35	38,150
6.60%, 04/01/50 (Call 10/01/49)	25	28,169
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	20	18,909
4.00%, 03/01/26 (Call 01/01/26)	10	9,738
5.10%, 09/28/48 (Call 03/28/48)	25	23,735
Walmart Inc., 3.90%, 09/09/25	10	9,887
		1,005,565
Forest Products & Paper — 0.1%
International Paper Co.
4.40%, 08/15/47 (Call 02/15/47)	25	20,864
5.00%, 09/15/35 (Call 03/15/35)(a)	30	29,267
Security	Par (000)	Value

Forest Products & Paper (continued)
Suzano Austria GmbH, 2.50%, 09/15/28 (Call 07/15/28)	$90	$75,706
		125,837
Gas — 0.2%
Atmos Energy Corp., 4.13%, 03/15/49 (Call 09/15/48)	49	40,970
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	20	15,973
4.10%, 09/01/47 (Call 03/01/47)	15	12,340
4.40%, 07/01/32 (Call 04/01/32)	10	9,727
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/24 (Call 10/15/24)	95	90,270
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	70	63,167
1.70%, 02/15/31 (Call 11/15/30)	25	19,265
3.95%, 03/30/48 (Call 09/30/47)	25	19,723
4.38%, 05/15/47 (Call 11/15/46)	5	4,241
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	10	8,174
4.66%, 02/01/44 (Call 08/01/43)	15	12,986
Piedmont Natural Gas Co. Inc., 3.64%, 11/01/46 (Call 05/01/46)	10	7,272
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	10	7,869
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	25	21,531
Southern Co. Gas Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	25	25,217
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	35	26,900
Southwest Gas Corp., 2.20%, 06/15/30 (Call 03/15/30)	25	19,443
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	15	10,312
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	10	7,509
Series K, 3.80%, 09/15/46 (Call 03/15/46)	10	7,628
		430,517
Hand & Machine Tools — 0.0%
Snap-on Inc., 3.10%, 05/01/50 (Call 11/01/49)	15	10,982
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	25	20,939
4.25%, 11/15/28 (Call 08/15/28)	45	43,828
		75,749
Health Care - Products — 0.4%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	25	25,224
4.90%, 11/30/46 (Call 05/30/46)	25	25,112
5.30%, 05/27/40	25	25,990
6.15%, 11/30/37	10	11,391
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)	45	40,102
2.60%, 08/15/26 (Call 05/15/26)	25	23,029
3.13%, 12/01/51 (Call 06/01/51)	25	16,813
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	33	30,871
2.65%, 06/01/30 (Call 03/01/30)	30	25,876
4.70%, 03/01/49 (Call 09/01/48)	17	15,656
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)	15	13,508
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	25	20,765
DH Europe Finance II Sarl, 3.40%, 11/15/49 (Call 05/15/49)	35	26,986
GE Healthcare Holding LLC, 5.60%, 11/15/25(d)	100	101,006
Koninklijke Philips NV
5.00%, 03/15/42	25	22,046
6.88%, 03/11/38	10	10,754

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Medtronic Inc.
4.38%, 03/15/35	$20	$19,267
4.63%, 03/15/45	25	23,910
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	10	8,767
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	31	30,310
3.38%, 11/01/25 (Call 08/01/25)	40	38,706
4.38%, 05/15/44 (Call 11/15/43)	35	29,977
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	62	55,188
4.10%, 08/15/47 (Call 02/15/47)	25	22,205
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26 (Call 12/15/25)	50	47,367
		710,826
Health Care - Services — 0.9%
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	25	21,602
3.63%, 03/01/49 (Call 09/01/48)	5	3,607
Advocate Health & Hospitals Corp., 4.27%, 08/15/48 (Call 02/15/48)	20	17,311
Aetna Inc.
4.50%, 05/15/42 (Call 11/15/41)	10	8,721
4.75%, 03/15/44 (Call 09/15/43)	25	22,218
Ascension Health
4.85%, 11/15/53	5	4,792
Series B, 3.11%, 11/15/39 (Call 05/15/39)	25	19,299
Banner Health, 2.91%, 01/01/51 (Call 07/01/50)	25	16,466
Baptist Healthcare System Obligated Group, Series 20B,
3.54%, 08/15/50 (Call 02/15/50)	5	3,627
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)	5	3,960
3.00%, 10/15/30 (Call 07/15/30)	10	8,252
4.63%, 12/15/29 (Call 12/15/24)	55	51,124
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	15	13,003
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	20	12,855
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	40	35,003
Dignity Health, 5.27%, 11/01/64	15	12,883
Elevance Health Inc.
3.13%, 05/15/50 (Call 11/15/49)	25	17,649
3.35%, 12/01/24 (Call 10/01/24)	5	4,856
3.60%, 03/15/51 (Call 09/15/50)	25	19,044
3.65%, 12/01/27 (Call 09/01/27)	50	47,578
4.38%, 12/01/47 (Call 06/01/47)	25	21,787
4.55%, 03/01/48 (Call 09/01/47)	25	22,151
6.10%, 10/15/52.	40	43,590
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	15	12,774
4.50%, 07/01/57 (Call 01/01/57)	5	4,311
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	25	16,833
4.13%, 06/15/29 (Call 03/15/29)	10	9,169
4.38%, 03/15/42 (Call 09/15/41)(d)	40	32,554
4.63%, 03/15/52 (Call 09/15/51)(d)	10	8,045
5.13%, 06/15/39 (Call 12/15/38)	40	35,779
5.25%, 04/15/25	10	10,002
5.25%, 06/15/26 (Call 12/15/25)	10	9,923
5.25%, 06/15/49 (Call 12/15/48)	30	26,346
5.38%, 02/01/25	10	9,986
5.63%, 09/01/28 (Call 03/01/28)	10	9,995
5.88%, 02/15/26 (Call 08/15/25)	10	10,084
Security	Par (000)	Value

Health Care - Services (continued)
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	$10	$8,652
2.15%, 02/03/32 (Call 11/03/31)	10	7,914
3.13%, 08/15/29 (Call 05/15/29)	15	13,257
3.95%, 08/15/49 (Call 02/15/49)	25	20,198
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	10	8,690
4.88%, 04/01/42	25	24,060
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	32	23,513
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	15	10,383
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	60	53,208
3.25%, 09/01/24 (Call 07/01/24)	50	48,253
Mass General Brigham Inc., Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	25	19,730
Mayo Clinic
Series 2013, 4.00%, 11/15/47	5	4,245
Series 2016, 4.13%, 11/15/52	25	21,373
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	15	10,486
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	15	11,968
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	5	3,584
3.98%, 11/01/46 (Call 11/01/45)	10	7,758
Novant Health Inc.
3.17%, 11/01/51 (Call 05/01/51)	5	3,578
3.32%, 11/01/61 (Call 05/01/61)(a)	15	10,211
OhioHealth Corp., 2.83%, 11/15/41 (Call 05/15/41)	10	7,224
Orlando Health Obligated Group, 3.33%, 10/01/50 (Call 04/01/50)	15	10,505
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	15	11,773
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	25	17,248
Providence St Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	10	5,974
Series A, 3.93%, 10/01/48 (Call 04/01/48)	5	3,915
Series I, 3.74%, 10/01/47	10	7,698
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	10	8,447
2.95%, 06/30/30 (Call 03/30/30)	30	26,091
3.45%, 06/01/26 (Call 03/01/26)	30	28,768
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	5	4,013
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)(a)	25	23,455
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	5	4,653
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)	5	4,505
2.30%, 05/15/31 (Call 02/15/31)	50	41,869
2.90%, 05/15/50 (Call 11/15/49)	25	17,350
3.10%, 03/15/26	10	9,577
3.25%, 05/15/51 (Call 11/15/50)	40	29,511
3.50%, 08/15/39 (Call 02/15/39)	30	24,896
3.70%, 08/15/49 (Call 02/15/49)	40	32,132
3.88%, 08/15/59 (Call 02/15/59)	25	20,077
4.38%, 03/15/42 (Call 09/15/41)	30	27,160
4.75%, 07/15/45	39	37,180
5.25%, 02/15/28	40	41,124
5.35%, 02/15/33	50	52,071
5.88%, 02/15/53 (Call 08/15/52)	10	11,048

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.95%, 02/15/41 (Call 08/15/40)	$25	$26,937
6.05%, 02/15/63 (Call 08/15/62)	10	11,222
6.50%, 06/15/37	30	33,655
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(d)	25	20,055
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	5	4,427
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	10	6,048
		1,548,848
Holding Companies - Diversified — 0.3%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	10	8,540
2.88%, 06/15/27 (Call 05/15/27)	5	4,286
3.25%, 07/15/25 (Call 06/15/25)	20	18,344
3.88%, 01/15/26 (Call 12/15/25)	10	9,204
4.20%, 06/10/24 (Call 05/10/24)	45	43,657
4.25%, 03/01/25 (Call 01/01/25)	10	9,500
Bain Capital Specialty Finance Inc., 2.55%, 10/13/26 (Call 09/13/26)	15	12,419
Blackstone Private Credit Fund
2.35%, 11/22/24	10	9,218
2.63%, 12/15/26 (Call 11/15/26)	10	8,549
3.25%, 03/15/27 (Call 02/15/27)	15	12,933
4.00%, 01/15/29 (Call 11/15/28)	20	17,139
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	10	8,393
2.85%, 09/30/28 (Call 07/30/28)	20	15,764
3.63%, 01/15/26 (Call 12/15/25)	20	18,635
FS KKR Capital Corp.
1.65%, 10/12/24	5	4,551
2.63%, 01/15/27 (Call 12/15/26)	20	16,992
3.25%, 07/15/27 (Call 06/15/27)	10	8,507
4.13%, 02/01/25 (Call 01/01/25)	10	9,558
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)(a)	65	62,845
Golub Capital BDC Inc., 2.05%, 02/15/27 (Call 01/15/27)	20	16,576
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	25	23,814
Owl Rock Capital Corp.
3.40%, 07/15/26 (Call 06/15/26)	25	21,952
3.75%, 07/22/25 (Call 06/22/25)	10	9,271
4.25%, 01/15/26 (Call 12/15/25)	25	23,217
Prospect Capital Corp.
3.44%, 10/15/28 (Call 08/15/28)	10	7,729
3.71%, 01/22/26 (Call 12/22/25)	5	4,384
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	10	8,729
3.88%, 11/01/24 (Call 10/01/24)	25	23,846
		438,552
Home Builders — 0.2%
DR Horton Inc.
1.40%, 10/15/27 (Call 08/15/27)(a)	10	8,363
2.60%, 10/15/25 (Call 09/15/25)	25	23,341
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	50	49,247
5.88%, 11/15/24 (Call 05/15/24)	50	50,269
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	15	10,651
3.85%, 01/15/30 (Call 07/15/29)	10	8,092
3.97%, 08/06/61 (Call 02/06/61)	15	8,339
Security	Par (000)	Value

Home Builders (continued)
6.00%, 01/15/43 (Call 10/15/42)	$5	$4,027
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	65	64,502
6.38%, 05/15/33	5	5,001
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	5	4,506
4.88%, 11/15/25 (Call 08/15/25)(a)	10	9,667
4.88%, 03/15/27 (Call 12/15/26)	30	28,159
		274,164
Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	5	4,886
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	50	46,256
Whirlpool Corp.
4.60%, 05/15/50 (Call 11/15/49)(a)	20	15,826
4.75%, 02/26/29 (Call 11/26/28)	10	9,734
		76,702
Household Products & Wares — 0.0%
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)	10	8,027
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	10	8,618
2.88%, 02/07/50 (Call 08/07/49)	25	17,673
3.10%, 03/26/30 (Call 12/26/29)	10	9,035
3.20%, 04/25/29 (Call 01/25/29)	25	22,969
3.20%, 07/30/46 (Call 01/30/46)	10	7,363
		73,685
Insurance — 1.1%
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	5	4,691
3.60%, 04/01/30 (Call 01/01/30)	50	46,206
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	15	13,957
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	15	12,744
4.50%, 06/15/43	25	22,512
American International Group Inc.
4.75%, 04/01/48 (Call 10/01/47)	25	22,678
4.80%, 07/10/45 (Call 01/10/45)	20	18,100
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3 mo. LIBOR US + 2.868%)(b)	15	14,058
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	54	50,157
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	45	35,670
2.90%, 08/23/51 (Call 02/23/51)	10	6,548
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	25	17,621
Arthur J Gallagher & Co., 3.50%, 05/20/51 (Call 11/20/50)	10	7,167
Assurant Inc., 3.70%, 02/22/30 (Call 11/22/29)	25	21,433
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)	10	8,394
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	64	58,611
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	10	9,414
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	5	4,051
2.50%, 01/15/51 (Call 07/15/50)	50	32,103
2.85%, 10/15/50 (Call 04/15/50)	25	17,090
3.85%, 03/15/52 (Call 09/15/51)	10	8,172
4.20%, 08/15/48 (Call 02/15/48)	25	22,463
4.25%, 01/15/49 (Call 07/15/48)	25	22,413
4.30%, 05/15/43	5	4,583
4.40%, 05/15/42	5	4,650

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	$25	$24,155
4.50%, 02/11/43	5	4,754
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)	65	63,507
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	15	11,614
4.20%, 09/15/24 (Call 06/15/24)	20	19,691
4.50%, 03/15/29 (Call 12/15/28)	10	9,389
Chubb INA Holdings Inc.
3.05%, 12/15/61 (Call 06/15/61)	25	16,668
3.15%, 03/15/25	5	4,834
3.35%, 05/03/26 (Call 02/03/26)	47	45,489
4.35%, 11/03/45 (Call 05/03/45)	25	22,190
CNA Financial Corp.
3.90%, 05/01/29 (Call 02/01/29)	25	22,997
4.50%, 03/01/26 (Call 12/01/25)	25	24,689
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	15	14,386
Corebridge Financial Inc.
3.65%, 04/05/27 (Call 03/05/27)(d)	20	18,724
3.90%, 04/05/32 (Call 01/05/32)(d)	10	8,819
4.35%, 04/05/42 (Call 10/05/41)(d)	10	8,209
4.40%, 04/05/52 (Call 10/05/51)(d)	10	8,061
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	10	9,185
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	25	21,904
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	15	9,600
4.87%, 06/01/44	10	8,693
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)	15	13,703
4.85%, 04/17/28 (Call 01/17/28)	30	28,570
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	10	7,681
4.50%, 08/15/28 (Call 05/15/28)	10	9,571
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	10	7,395
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	25	24,731
Hartford Financial Services Group Inc. (The), 2.90%, 09/15/51 (Call 03/15/51)	25	16,215
Jackson Financial Inc., 3.13%, 11/23/31 (Call 08/23/31)	10	7,736
Lincoln National Corp., 3.80%, 03/01/28 (Call 12/01/27)	95	88,391
Manulife Financial Corp., 4.15%, 03/04/26	51	50,171
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	75	65,753
3.45%, 05/07/52 (Call 11/07/51)	5	3,415
3.50%, 11/01/27 (Call 08/01/27)	10	9,237
5.00%, 04/05/46.	5	4,394
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	10	8,243
4.38%, 03/15/29 (Call 12/15/28)	25	24,402
4.90%, 03/15/49 (Call 09/15/48)	25	23,384
5.75%, 11/01/32	10	10,624
MetLife Inc.
4.05%, 03/01/45	40	33,848
4.88%, 11/13/43	45	42,452
5.00%, 07/15/52 (Call 01/15/52)	10	9,671
5.70%, 06/15/35	25	26,345
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	28	27,852
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	25	22,638
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(a)	20	16,456
Security	Par (000)	Value

Insurance (continued)
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	$5	$4,128
3.70%, 05/15/29 (Call 02/15/29)	10	9,371
4.35%, 05/15/43	20	16,559
Progressive Corp. (The)
4.20%, 03/15/48 (Call 09/15/47)	15	12,648
6.25%, 12/01/32	25	27,543
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)	50	38,862
3.88%, 03/27/28 (Call 12/27/27)	50	48,218
3.94%, 12/07/49 (Call 06/07/49)	25	19,841
4.35%, 02/25/50 (Call 08/25/49)	10	8,639
5.13%, 03/01/52 (Call 11/28/31)(b)	50	43,031
Prudential PLC, 3.13%, 04/14/30	25	21,863
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)	50	48,386
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	15	14,064
3.70%, 04/01/25 (Call 01/01/25)	5	4,860
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	5	4,563
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	25	19,596
Swiss Re America Holding Corp., 7.00%, 02/15/26	15	15,868
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)(a)	30	18,919
3.05%, 06/08/51 (Call 12/08/50)	15	10,478
4.60%, 08/01/43	25	22,551
Unum Group, 4.50%, 12/15/49 (Call 06/15/49)	15	11,005
Voya Financial Inc.
4.70%, 01/23/48 (Call 01/23/28),
(3 mo. LIBOR US + 2.084%)(b)	5	3,736
4.80%, 06/15/46.	15	12,262
W R Berkley Corp., 4.00%, 05/12/50 (Call 11/12/49)	25	19,679
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	25	21,205
		1,923,797
Internet — 0.6%
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)(a)	200	183,836
Alphabet Inc.
1.90%, 08/15/40 (Call 02/15/40)	50	34,398
2.25%, 08/15/60 (Call 02/15/60)	25	15,152
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	145	132,936
2.50%, 06/03/50 (Call 12/03/49)	25	16,378
2.70%, 06/03/60 (Call 12/03/59)	40	25,326
3.10%, 05/12/51 (Call 11/12/50)	50	36,670
3.15%, 08/22/27 (Call 05/22/27)	88	83,528
3.80%, 12/05/24 (Call 09/05/24)	5	4,935
3.88%, 08/22/37 (Call 02/22/37)	55	49,456
3.95%, 04/13/52 (Call 10/13/51)	40	34,187
4.05%, 08/22/47 (Call 02/22/47)	35	30,825
4.25%, 08/22/57 (Call 02/22/57)	25	22,412
4.65%, 12/01/29 (Call 10/01/29)	20	20,092
4.70%, 11/29/24	20	20,032
4.70%, 12/01/32	20	20,157
4.80%, 12/05/34 (Call 06/05/34)	40	40,879
4.95%, 12/05/44 (Call 06/05/44)	25	25,389
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	10	9,670
3.65%, 03/15/25 (Call 12/15/24)	10	9,775

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
4.63%, 04/13/30 (Call 01/13/30)	$25	$24,429
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	25	23,464
2.70%, 03/11/30 (Call 12/11/29)	20	17,045
4.00%, 07/15/42 (Call 01/15/42)	25	20,016
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	25	21,409
4.63%, 08/01/27 (Call 05/01/27)	10	9,670
5.00%, 02/15/26 (Call 11/15/25)	10	9,971
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)(d)	20	18,800
3.85%, 08/15/32 (Call 05/15/32)(d)	20	17,910
4.45%, 08/15/52 (Call 02/15/52)(d)	20	16,457
4.65%, 08/15/62 (Call 02/15/62)(d)	15	12,286
VeriSign Inc., 4.75%, 07/15/27 (Call 01/03/23)	25	24,408
		1,031,898
Iron & Steel — 0.1%
ArcelorMittal SA, 4.55%, 03/11/26	25	24,278
Nucor Corp., 2.98%, 12/15/55 (Call 06/15/55)	23	14,271
Steel Dynamics Inc.
3.25%, 01/15/31 (Call 10/15/30)	25	21,389
5.00%, 12/15/26 (Call 01/03/23)	55	54,330
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	27	23,560
6.25%, 08/10/26	30	31,138
6.88%, 11/10/39	10	10,241
		179,207
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	10	7,322
4.40%, 09/15/32 (Call 06/15/32)	10	8,405
		15,727
Lodging — 0.1%
Choice Hotels International Inc., 3.70%, 01/15/31 (Call 10/15/30)	10	8,592
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 01/03/23)	5	4,679
4.85%, 03/15/26 (Call 12/15/25)	5	4,921
5.63%, 04/23/25 (Call 03/23/25)	45	44,588
6.00%, 04/23/30 (Call 01/23/30)	20	19,866
Marriott International Inc./MD
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	20	16,844
Series R, 3.13%, 06/15/26 (Call 03/15/26)	25	23,408
Series X, 4.00%, 04/15/28 (Call 01/15/28)	35	32,649
		155,547
Machinery — 0.4%
Caterpillar Financial Services Corp., 1.10%, 09/14/27	20	17,208
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	50	38,807
6.05%, 08/15/36	28	30,930
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	50	46,883
Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)	20	14,348
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	25	22,735
7.13%, 03/03/31	35	40,909
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	25	23,940
Flowserve Corp., 2.80%, 01/15/32 (Call 10/15/31)	35	26,528
John Deere Capital Corp.
0.45%, 06/07/24	10	9,392
Security	Par (000)	Value

Machinery (continued)
0.70%, 01/15/26	$5	$4,464
1.50%, 03/06/28	85	73,290
1.75%, 03/09/27	10	8,954
2.00%, 06/17/31	10	8,181
2.25%, 09/14/26	10	9,298
2.80%, 07/18/29	10	8,992
3.45%, 03/07/29	50	46,988
3.90%, 06/07/32	5	4,732
4.05%, 09/08/25	10	9,892
4.15%, 09/15/27	10	9,836
4.35%, 09/15/32	10	9,857
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	55	46,891
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	5	4,688
3.45%, 11/15/26 (Call 08/15/26)	50	46,385
4.95%, 09/15/28 (Call 06/15/28)	25	23,846
Xylem Inc./NY, 1.95%, 01/30/28 (Call 11/30/27)	50	43,427
		631,401
Manufacturing — 0.3%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	30	25,828
3.00%, 08/07/25	50	48,182
3.63%, 10/15/47 (Call 04/15/47)	10	7,764
4.00%, 09/14/48 (Call 03/14/48)(a)	45	37,826
Carlisle Companies Inc., 2.20%, 03/01/32 (Call 12/01/31)	15	11,525
Eaton Corp.
3.92%, 09/15/47 (Call 03/15/47)	15	12,403
4.15%, 03/15/33 (Call 12/15/32)	30	28,322
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	70	66,178
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	13	12,209
3.65%, 06/15/24	10	9,781
4.00%, 06/14/49 (Call 12/14/48)	5	4,036
4.10%, 03/01/47 (Call 09/01/46)	25	20,468
4.20%, 11/21/34 (Call 05/21/34)	50	45,956
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	25	22,931
5.90%, 07/15/32 (Call 04/15/32)	10	9,937
Teledyne Technologies Inc., 2.25%, 04/01/28 (Call 02/01/28)	10	8,650
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	32	25,806
4.00%, 03/15/26 (Call 12/15/25)	35	33,927
Trane Technologies Global Holding Co. Ltd., 5.75%, 06/15/43	15	15,106
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	25	23,183
		470,018
Media — 1.0%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	10	8,184
2.30%, 02/01/32 (Call 11/01/31)	20	14,956
2.80%, 04/01/31 (Call 01/01/31)	20	15,845
3.50%, 06/01/41 (Call 12/01/40)	40	27,128
3.70%, 04/01/51 (Call 10/01/50)	40	25,567
3.75%, 02/15/28 (Call 11/15/27)	40	36,446
3.85%, 04/01/61 (Call 10/01/60)	10	6,188
3.90%, 06/01/52 (Call 12/01/51)	50	33,089
4.20%, 03/15/28 (Call 12/15/27)	35	32,557
4.40%, 12/01/61 (Call 06/01/61)	25	16,992
4.80%, 03/01/50 (Call 09/01/49)	45	33,988

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.91%, 07/23/25 (Call 04/23/25)	$80	$78,673
5.05%, 03/30/29 (Call 12/30/28)	10	9,527
5.13%, 07/01/49 (Call 01/01/49)	5	3,967
5.25%, 04/01/53 (Call 10/01/52)	5	4,023
5.38%, 05/01/47 (Call 11/01/46)	45	37,156
6.38%, 10/23/35 (Call 04/23/35)	5	4,913
6.48%, 10/23/45 (Call 04/23/45)	40	37,668
Comcast Corp.
1.95%, 01/15/31 (Call 10/15/30)	25	20,393
2.65%, 02/01/30 (Call 11/01/29)	50	43,666
2.94%, 11/01/56 (Call 05/01/56)	65	41,839
2.99%, 11/01/63 (Call 05/01/63)	106	67,065
3.15%, 03/01/26 (Call 12/01/25)	25	23,996
3.25%, 11/01/39 (Call 05/01/39)	50	39,715
3.30%, 04/01/27 (Call 02/01/27)	30	28,486
3.38%, 08/15/25 (Call 05/15/25)	25	24,229
3.40%, 04/01/30 (Call 01/01/30)	25	22,938
3.40%, 07/15/46 (Call 01/15/46)	25	18,891
3.45%, 02/01/50 (Call 08/01/49)	20	14,995
3.75%, 04/01/40 (Call 10/01/39)	25	20,963
3.90%, 03/01/38 (Call 09/01/37)	50	43,904
4.20%, 08/15/34 (Call 02/15/34)	50	46,977
4.25%, 10/15/30 (Call 07/15/30)	25	24,123
4.65%, 07/15/42	25	22,982
4.70%, 10/15/48 (Call 04/15/48)	25	22,901
4.75%, 03/01/44	25	23,201
5.35%, 11/15/27 (Call 10/15/27)	10	10,298
5.50%, 11/15/32 (Call 08/15/32)	10	10,495
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	5	4,752
3.95%, 06/15/25 (Call 03/15/25)	84	80,338
4.65%, 05/15/50 (Call 11/15/49)	25	18,084
5.20%, 09/20/47 (Call 03/20/47)	50	38,881
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	50	48,209
5.58%, 01/25/49 (Call 07/25/48)	40	35,958
Grupo Televisa SAB, 6.63%, 01/15/40	25	25,134
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	25	22,588
4.20%, 05/19/32 (Call 02/19/32)	35	29,057
4.38%, 03/15/43	25	17,616
4.95%, 05/19/50 (Call 11/19/49)	20	14,924
5.25%, 04/01/44 (Call 10/01/43)	30	23,444
5.85%, 09/01/43 (Call 03/01/43)	15	12,675
5.90%, 10/15/40 (Call 04/15/40)	10	8,957
Thomson Reuters Corp., 5.50%, 08/15/35	24	23,134
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5	5,604
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	20	15,069
5.88%, 11/15/40 (Call 05/15/40)	15	13,275
6.55%, 05/01/37	35	33,731
6.75%, 06/15/39	30	29,075
7.30%, 07/01/38	20	20,397
TWDC Enterprises 18 Corp., Series E, 4.13%, 12/01/41	22	19,247
Walt Disney Co. (The)
2.20%, 01/13/28	50	44,948
2.75%, 09/01/49 (Call 03/01/49)	50	33,932
3.60%, 01/13/51 (Call 07/13/50)	50	39,256
3.70%, 10/15/25 (Call 07/15/25)	50	48,805
3.80%, 05/13/60 (Call 11/13/59)	40	31,723
Security	Par (000)	Value

Media (continued)
4.70%, 03/23/50 (Call 09/23/49)	$15	$14,111
6.65%, 11/15/37	60	69,172
		1,821,020
Mining — 0.3%
Barrick North America Finance LLC
5.70%, 05/30/41	5	5,071
5.75%, 05/01/43	15	15,236
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	20	20,617
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	25	22,260
5.00%, 09/30/43	35	34,766
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	10	9,161
4.25%, 03/01/30 (Call 03/01/25)	10	8,986
4.38%, 08/01/28 (Call 08/01/23)	10	9,255
4.55%, 11/14/24 (Call 08/14/24)	15	14,856
4.63%, 08/01/30 (Call 08/01/25)	10	9,201
5.25%, 09/01/29 (Call 09/01/24)	5	4,796
5.40%, 11/14/34 (Call 05/14/34)	15	14,130
5.45%, 03/15/43 (Call 09/15/42)(a)	50	44,960
Newmont Corp., 2.25%, 10/01/30 (Call 07/01/30)	75	60,750
Rio Tinto Alcan Inc.
5.75%, 06/01/35	15	15,599
6.13%, 12/15/33	50	53,386
7.25%, 03/15/31	40	45,689
Southern Copper Corp., 6.75%, 04/16/40	45	48,876
Teck Resources Ltd., 6.25%, 07/15/41 (Call 01/15/41)	25	24,291
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	25	19,015
		480,901
Multi-National — 0.0%
Asian Infrastructure Investment Bank, 3.75%, 09/14/27	20	19,618

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	10	8,404
3.28%, 12/01/28 (Call 10/01/28)	10	8,415
3.57%, 12/01/31 (Call 09/01/31)	25	20,631
4.13%, 05/01/25 (Call 01/03/23)	90	86,409
4.25%, 04/01/28 (Call 01/03/23)	10	9,031
5.50%, 12/01/24 (Call 06/01/24)	80	79,789
		212,679
Oil & Gas — 1.2%
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	50	33,275
2.94%, 06/04/51 (Call 12/04/50)	40	27,322
3.00%, 02/24/50 (Call 08/24/49)	10	6,910
3.02%, 01/16/27 (Call 10/16/26)	10	9,397
3.06%, 06/17/41 (Call 12/17/40)	50	38,027
3.12%, 05/04/26 (Call 02/04/26)	10	9,551
3.94%, 09/21/28 (Call 06/21/28)	10	9,627
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (Call 04/15/30)	9	7,696
3.90%, 02/01/25 (Call 11/01/24)	25	24,469
4.95%, 06/01/47 (Call 12/01/46)	25	22,631
5.85%, 02/01/35	15	14,720
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	10	8,088
5.25%, 06/15/37 (Call 12/15/36)	25	23,239
5.40%, 06/15/47 (Call 12/15/46)	30	27,738
6.75%, 11/15/39	20	21,134

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)	$10	$9,063
2.24%, 05/11/30 (Call 02/11/30)	15	12,990
3.08%, 05/11/50 (Call 11/11/49)(a)	35	26,194
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)	4	3,718
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/23)	5	4,746
3.76%, 03/15/42	25	21,185
3.80%, 03/15/52 (Call 09/15/51)	20	16,255
4.03%, 03/15/62 (Call 09/15/61)	25	20,400
5.90%, 10/15/32	50	54,529
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	15	11,354
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(d)	10	9,442
4.38%, 03/15/29 (Call 12/15/28)(d)	35	33,482
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	70	65,316
5.00%, 06/15/45 (Call 12/15/44)	5	4,477
5.25%, 10/15/27 (Call 12/12/22)	85	84,674
5.88%, 06/15/28 (Call 06/15/23)	25	25,047
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	5	4,208
3.25%, 12/01/26 (Call 10/01/26)	25	23,442
3.50%, 12/01/29 (Call 09/01/29)	25	22,292
4.40%, 03/24/51 (Call 09/24/50)	15	11,824
6.25%, 03/15/33 (Call 12/15/32)	40	41,422
6.25%, 03/15/53	10	9,982
EOG Resources Inc.
4.38%, 04/15/30 (Call 01/15/30)	10	9,826
4.95%, 04/15/50 (Call 10/15/49)	10	9,831
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	20	18,542
5.00%, 01/15/29 (Call 07/15/28)	10	9,586
5.68%, 10/01/25 (Call 10/04/23)	25	25,003
5.70%, 04/01/28 (Call 03/01/28)	10	10,039
6.13%, 02/01/25 (Call 01/01/25)	35	35,216
7.00%, 02/01/30 (Call 11/01/29)	15	15,784
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	70	64,316
2.38%, 05/22/30 (Call 02/22/30)	15	12,941
3.13%, 04/06/30 (Call 01/06/30)	80	72,966
3.25%, 11/10/24	25	24,438
3.25%, 11/18/49 (Call 05/18/49)	20	15,081
3.70%, 04/06/50 (Call 10/06/49)	5	4,114
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	5	4,799
2.28%, 08/16/26 (Call 06/16/26)	10	9,339
2.44%, 08/16/29 (Call 05/16/29)	40	35,380
2.99%, 03/19/25 (Call 02/19/25)	5	4,846
3.10%, 08/16/49 (Call 02/16/49)	25	18,405
3.45%, 04/15/51 (Call 10/15/50)	26	20,225
3.48%, 03/19/30 (Call 12/19/29)	50	47,068
4.11%, 03/01/46 (Call 09/01/45)	40	35,072
4.33%, 03/19/50 (Call 09/19/49)	35	31,692
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	15	12,386
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	40	38,970
5.60%, 02/15/41	20	19,220
7.13%, 03/15/33	15	16,443
Security	Par (000)	Value

Oil & Gas (continued)
7.30%, 08/15/31	$20	$22,012
HF Sinclair Corp., 4.50%, 10/01/30	10	8,876
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	30	29,011
6.80%, 03/15/32	15	15,797
Marathon Petroleum Corp.
4.70%, 05/01/25 (Call 04/01/25)	65	64,429
6.50%, 03/01/41 (Call 09/01/40)	25	26,330
Ovintiv Inc., 6.50%, 02/01/38	15	15,320
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	20	17,922
2.15%, 12/15/30 (Call 09/15/30)	31	25,203
3.30%, 03/15/52 (Call 09/15/51)	25	17,861
3.85%, 04/09/25 (Call 03/09/25)	55	53,875
5.88%, 05/01/42	25	26,346
Shell International Finance BV
3.13%, 11/07/49 (Call 05/07/49)	50	36,465
3.75%, 09/12/46.	50	40,552
3.88%, 11/13/28 (Call 08/13/28)	58	56,526
4.13%, 05/11/35	45	42,304
4.55%, 08/12/43	50	46,164
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	25	19,634
6.50%, 06/15/38	25	26,028
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	5	4,791
3.13%, 05/29/50 (Call 11/29/49)	55	39,829
TotalEnergies Capital SA, 3.88%, 10/11/28	10	9,757
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	25	22,125
3.65%, 12/01/51 (Call 06/01/51)	40	29,253
		2,117,804
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	35	31,544
4.08%, 12/15/47 (Call 06/15/47)	25	19,950
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	80	69,325
4.85%, 11/15/35 (Call 05/15/35)	50	46,952
5.00%, 11/15/45 (Call 05/15/45)	30	27,014
HF Sinclair Corp., 5.88%, 04/01/26	10	10,065
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	10	8,927
		213,777
Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	25	20,307
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	15	12,607
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	60	53,575
1.65%, 01/15/27 (Call 12/15/26)	10	8,456
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	10	8,693
3.40%, 12/15/27 (Call 09/15/27)	10	9,280
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	10	9,251
2.25%, 02/01/27 (Call 01/01/27)	40	35,903
2.85%, 02/01/32 (Call 11/01/31)	20	16,385
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	5	4,784
4.00%, 03/15/28 (Call 12/15/27)	5	4,674

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
4.90%, 03/15/29 (Call 12/15/28)	$50	$48,389
		232,304
Pharmaceuticals — 1.8%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	30	28,545
3.20%, 11/21/29 (Call 08/21/29)	25	22,837
3.60%, 05/14/25 (Call 02/14/25)	65	63,310
3.85%, 06/15/24 (Call 03/15/24)	105	103,531
4.05%, 11/21/39 (Call 05/21/39)	50	43,684
4.25%, 11/21/49 (Call 05/21/49)	50	42,953
4.40%, 11/06/42	40	35,802
4.45%, 05/14/46 (Call 11/14/45)	25	22,036
4.55%, 03/15/35 (Call 09/15/34)	25	23,786
4.70%, 05/14/45 (Call 11/14/44)	25	22,985
4.75%, 03/15/45 (Call 09/15/44)	25	23,233
4.85%, 06/15/44 (Call 12/15/43)	10	9,369
4.88%, 11/14/48 (Call 05/14/48)	25	23,459
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	45	37,532
3.25%, 03/01/25 (Call 12/01/24)	15	14,480
4.30%, 12/15/47 (Call 06/15/47)	10	8,469
Astrazeneca Finance LLC, 0.70%, 05/28/24 (Call 01/03/23)	68	63,991
AstraZeneca PLC
1.38%, 08/06/30 (Call 05/06/30)	25	20,038
4.38%, 11/16/45	25	23,044
4.38%, 08/17/48 (Call 02/17/48)	20	18,411
6.45%, 09/15/37	35	39,905
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	60	48,235
3.70%, 06/06/27 (Call 03/06/27)	20	19,122
3.79%, 05/20/50 (Call 11/20/49)	5	3,936
4.67%, 06/06/47 (Call 12/06/46)	15	13,636
Bristol-Myers Squibb Co.
2.55%, 11/13/50 (Call 05/13/50)	50	32,890
2.95%, 03/15/32 (Call 12/15/31)	20	17,737
3.45%, 11/15/27 (Call 08/15/27)	10	9,568
3.70%, 03/15/52 (Call 09/15/51)	25	20,340
3.90%, 02/20/28 (Call 11/20/27)	50	48,644
4.25%, 10/26/49 (Call 04/26/49)	70	62,315
4.63%, 05/15/44 (Call 11/15/43)	50	47,314
Cardinal Health Inc., 4.90%, 09/15/45 (Call 03/15/45)	25	21,677
Cigna Corp.
2.38%, 03/15/31 (Call 12/15/30)	40	33,161
3.40%, 03/15/50 (Call 09/15/49)	50	36,359
4.38%, 10/15/28 (Call 07/15/28)	40	39,000
4.80%, 07/15/46 (Call 01/16/46)	50	45,618
4.90%, 12/15/48 (Call 06/15/48)	20	18,468
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	50	42,915
2.70%, 08/21/40 (Call 02/21/40)	35	24,582
2.88%, 06/01/26 (Call 03/01/26)	50	46,898
3.00%, 08/15/26 (Call 06/15/26)	25	23,521
3.75%, 04/01/30 (Call 01/01/30)	25	23,128
3.88%, 07/20/25 (Call 04/20/25)	50	49,153
4.10%, 03/25/25 (Call 01/25/25)	50	49,504
4.13%, 04/01/40 (Call 10/01/39)	25	21,074
4.30%, 03/25/28 (Call 12/25/27)	40	38,887
4.78%, 03/25/38 (Call 09/25/37)	50	46,281
5.05%, 03/25/48 (Call 09/25/47)	95	87,981
5.13%, 07/20/45 (Call 01/20/45)	25	23,368
Security	Par (000)	Value

Pharmaceuticals (continued)
6.25%, 06/01/27	$25	$26,450
Eli Lilly & Co.
4.15%, 03/15/59 (Call 09/15/58)	25	22,356
5.55%, 03/15/37	15	16,406
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	10	9,817
6.38%, 05/15/38	45	51,482
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)	60	58,607
Johnson & Johnson
1.30%, 09/01/30 (Call 06/01/30)	25	20,511
2.45%, 03/01/26 (Call 12/01/25)	45	42,718
2.45%, 09/01/60 (Call 03/01/60)	10	6,445
2.90%, 01/15/28 (Call 10/15/27)	60	56,826
3.40%, 01/15/38 (Call 07/15/37)	20	17,329
3.55%, 03/01/36 (Call 09/01/35)	40	36,256
3.63%, 03/03/37 (Call 09/03/36)	20	18,075
3.70%, 03/01/46 (Call 09/01/45)	50	43,109
5.95%, 08/15/37	15	17,109
McKesson Corp., 1.30%, 08/15/26 (Call 07/15/26)	50	43,991
Mead Johnson Nutrition Co., 4.60%, 06/01/44 (Call 12/01/43)	15	13,638
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	25	22,400
1.45%, 06/24/30 (Call 03/24/30)	25	20,270
2.35%, 06/24/40 (Call 12/24/39)	25	17,834
2.45%, 06/24/50 (Call 12/24/49)	35	23,132
2.75%, 12/10/51 (Call 06/10/51)	40	27,799
3.40%, 03/07/29 (Call 12/07/28)	50	47,120
3.70%, 02/10/45 (Call 08/10/44)	25	21,050
4.00%, 03/07/49 (Call 09/07/48)	25	22,091
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	50	54,205
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	35	33,166
5.20%, 04/15/48 (Call 10/15/47)	25	19,384
5.40%, 11/29/43 (Call 05/29/43)	25	20,136
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	50	48,275
3.40%, 05/06/24	40	39,379
4.00%, 11/20/45 (Call 05/20/45)	33	29,789
4.40%, 05/06/44	25	23,784
Pfizer Inc.
1.75%, 08/18/31 (Call 05/18/31)	50	40,805
2.55%, 05/28/40 (Call 11/28/39)	25	18,642
2.63%, 04/01/30 (Call 01/01/30)	75	66,633
2.70%, 05/28/50 (Call 11/28/49)	35	24,933
3.45%, 03/15/29 (Call 12/15/28)	10	9,482
3.60%, 09/15/28 (Call 06/15/28)	40	38,661
4.00%, 03/15/49 (Call 09/15/48)	25	22,335
4.13%, 12/15/46	30	27,323
7.20%, 03/15/39	25	30,874
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	131	123,487
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	50	46,880
Viatris Inc., 4.00%, 06/22/50 (Call 12/22/49)	35	22,850
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	70	64,754
3.00%, 05/15/50 (Call 11/15/49)	25	17,438
		3,212,748
Pipelines — 1.2%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	111	110,048

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	$25	$22,865
5.13%, 06/30/27 (Call 01/01/27)	25	25,040
5.88%, 03/31/25 (Call 10/02/24)	60	60,308
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	15	14,888
DCP Midstream Operating LP, 3.25%, 02/15/32 (Call 08/15/31)	20	16,737
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	35	30,794
2.50%, 02/14/25	10	9,477
3.50%, 06/10/24 (Call 03/10/24)	50	48,742
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	5	4,722
3.75%, 05/15/30 (Call 02/15/30)	25	22,169
3.90%, 07/15/26 (Call 04/15/26)	10	9,449
4.05%, 03/15/25 (Call 12/15/24)	5	4,858
4.40%, 03/15/27 (Call 12/15/26)	10	9,573
4.50%, 04/15/24 (Call 03/15/24)	30	29,635
4.75%, 01/15/26 (Call 10/15/25)	5	4,910
4.95%, 05/15/28 (Call 02/15/28)	45	43,422
4.95%, 06/15/28 (Call 03/15/28)	10	9,700
5.00%, 05/15/50 (Call 11/15/49)	25	20,604
5.15%, 03/15/45 (Call 09/15/44)	25	21,394
5.25%, 04/15/29 (Call 01/15/29)	25	24,355
5.30%, 04/15/47 (Call 10/15/46)	10	8,549
5.40%, 10/01/47 (Call 04/01/47)	30	25,940
5.50%, 06/01/27 (Call 03/01/27)	45	45,003
6.00%, 06/15/48 (Call 12/15/47)	25	23,006
6.25%, 04/15/49 (Call 10/15/48)	25	23,642
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	50	43,271
3.30%, 02/15/53 (Call 08/15/52)	5	3,446
3.70%, 02/15/26 (Call 11/15/25)	50	48,380
3.95%, 01/31/60 (Call 07/31/59)	25	18,515
4.25%, 02/15/48 (Call 08/15/47)	25	20,306
4.45%, 02/15/43 (Call 08/15/42)	30	25,719
4.80%, 02/01/49 (Call 08/01/48)	50	43,952
4.85%, 03/15/44 (Call 09/15/43)	25	22,272
4.90%, 05/15/46 (Call 11/15/45)	25	22,312
Kinder Morgan Energy Partners LP
5.00%, 03/01/43 (Call 09/01/42)	20	17,610
6.95%, 01/15/38	35	37,516
Kinder Morgan Inc.
3.60%, 02/15/51 (Call 08/15/50)	45	32,066
4.80%, 02/01/33 (Call 11/01/32)	20	18,811
5.05%, 02/15/46 (Call 08/15/45)	15	13,202
5.45%, 08/01/52 (Call 02/01/52)	10	9,131
5.55%, 06/01/45 (Call 12/01/44)	35	32,721
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	10	8,786
4.20%, 10/03/47 (Call 04/03/47)	25	19,265
5.15%, 10/15/43 (Call 04/15/43)	20	17,792
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	5	4,121
4.50%, 04/15/38 (Call 10/15/37)	40	34,350
4.70%, 04/15/48 (Call 10/15/47)	25	20,227
4.80%, 02/15/29 (Call 11/15/28)	35	33,690
4.88%, 12/01/24 (Call 09/01/24)	25	24,818
4.90%, 04/15/58 (Call 10/15/57)	5	4,055
4.95%, 09/01/32 (Call 06/01/32)	10	9,502
Security	Par (000)	Value

Pipelines (continued)
5.50%, 02/15/49 (Call 08/15/48)	$15	$13,549
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	5	4,802
3.10%, 03/15/30 (Call 12/15/29)	25	21,173
5.20%, 07/15/48 (Call 01/15/48)	25	21,336
6.10%, 11/15/32 (Call 08/15/32)	15	15,334
ONEOK Partners LP, 6.13%, 02/01/41 (Call 08/01/40)	25	23,943
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	5	4,369
3.60%, 11/01/24 (Call 08/01/24)	10	9,640
4.65%, 10/15/25 (Call 07/15/25)	5	4,925
4.90%, 02/15/45 (Call 08/15/44)	5	3,998
6.65%, 01/15/37	35	35,108
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	40	37,891
5.00%, 03/15/27 (Call 09/15/26)	40	39,505
5.63%, 03/01/25 (Call 12/01/24)	25	25,088
5.88%, 06/30/26 (Call 12/31/25)	35	35,534
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	5	4,203
5.95%, 09/25/43 (Call 03/25/43)	50	49,417
Targa Resources Corp.
5.20%, 07/01/27 (Call 06/01/27)	10	9,879
6.25%, 07/01/52 (Call 01/01/52)	15	14,515
Targa Resources Partners LP/Targa Resources Partners
Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	35	30,006
5.00%, 01/15/28 (Call 01/15/23)	10	9,562
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	30	28,521
4.38%, 03/13/25 (Call 12/13/24)	20	19,656
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	60	56,120
4.25%, 05/15/28 (Call 02/15/28)	50	47,842
4.88%, 05/15/48 (Call 11/15/47)	5	4,514
5.00%, 10/16/43 (Call 04/16/43)	25	22,651
6.20%, 10/15/37	25	25,942
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	20	17,580
4.00%, 03/15/28 (Call 12/15/27)	25	23,679
7.85%, 02/01/26 (Call 11/01/25)	5	5,373
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	30	24,717
3.50%, 11/15/30 (Call 08/15/30)	5	4,443
3.50%, 10/15/51 (Call 04/15/51)	20	14,065
3.90%, 01/15/25 (Call 10/15/24)	70	68,406
4.65%, 08/15/32 (Call 05/15/32)	10	9,465
5.10%, 09/15/45 (Call 03/15/45)	35	31,501
6.30%, 04/15/40	25	26,021
		2,099,939
Real Estate — 0.0%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	60	60,060
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	15	10,921
		70,981
Real Estate Investment Trusts — 1.4%
Agree LP, 2.00%, 06/15/28 (Call 04/15/28)	25	20,656
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	20	14,910
2.00%, 05/18/32 (Call 02/18/32)	20	15,308
3.00%, 05/18/51 (Call 11/18/50)	35	22,769

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	$10	$8,086
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	25	19,491
4.25%, 02/15/28 (Call 11/15/27)	5	4,663
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	10	9,014
1.50%, 01/31/28 (Call 11/30/27)	45	37,233
1.60%, 04/15/26 (Call 03/15/26)	10	8,882
2.75%, 01/15/27 (Call 11/15/26)	10	9,064
2.90%, 01/15/30 (Call 10/15/29)	60	51,494
2.95%, 01/15/51 (Call 07/15/50)	20	12,806
3.10%, 06/15/50 (Call 12/15/49)	40	26,567
3.38%, 10/15/26 (Call 07/15/26)	10	9,331
3.55%, 07/15/27 (Call 04/15/27)	40	37,206
4.00%, 06/01/25 (Call 03/01/25)	10	9,708
AvalonBay Communities Inc.
2.05%, 01/15/32 (Call 10/15/31)	5	3,983
3.20%, 01/15/28 (Call 10/15/27)	5	4,605
3.45%, 06/01/25 (Call 03/03/25)	5	4,825
3.90%, 10/15/46 (Call 04/15/46)	25	19,582
Boston Properties LP
3.20%, 01/15/25 (Call 10/15/24)	5	4,797
3.25%, 01/30/31 (Call 10/30/30)	50	41,809
3.40%, 06/21/29 (Call 03/21/29)	20	17,293
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	35	30,652
4.10%, 10/01/24 (Call 07/01/24)	5	4,835
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	5	4,815
3.90%, 03/15/27 (Call 12/15/26)	10	9,281
4.05%, 07/01/30 (Call 04/01/30)	25	21,975
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)(a)	15	10,636
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	15	11,618
2.75%, 04/15/31 (Call 01/15/31)	15	11,377
2.90%, 12/01/33 (Call 09/01/33)	5	3,587
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	20	17,342
2.10%, 04/01/31 (Call 01/01/31)	25	19,845
2.90%, 04/01/41 (Call 10/01/40)	10	7,061
3.25%, 01/15/51 (Call 07/15/50)	25	17,205
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	90	81,870
3.10%, 11/15/29 (Call 08/15/29)	50	43,884
CubeSmart LP, 4.38%, 02/15/29 (Call 11/15/28)	20	18,672
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	35	32,704
Equinix Inc.
1.80%, 07/15/27 (Call 05/15/27)	25	21,520
2.63%, 11/18/24 (Call 10/18/24)	60	57,152
2.95%, 09/15/51 (Call 03/15/51)	25	16,043
3.20%, 11/18/29 (Call 08/18/29)(a)	35	30,779
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	45	37,768
2.85%, 11/01/26 (Call 08/01/26)	5	4,634
3.50%, 03/01/28 (Call 12/01/27)	20	18,567
Essex Portfolio LP, 2.65%, 09/01/50 (Call 03/01/50)	15	8,711
Extra Space Storage LP, 2.55%, 06/01/31 (Call 03/01/31)	25	19,738
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 08/01/24)	5	4,767
4.00%, 01/15/30 (Call 10/15/29)	25	21,689
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 01/15/31 (Call 10/15/30)	$20	$17,072
5.30%, 01/15/29 (Call 10/15/28)	15	14,151
5.38%, 04/15/26 (Call 01/15/26)	30	29,152
5.75%, 06/01/28 (Call 03/03/28)	10	9,742
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	24	20,277
Healthpeak Properties Inc., 3.25%, 07/15/26 (Call 05/15/26)	55	52,034
Highwoods Realty LP
3.05%, 02/15/30 (Call 11/15/29)	20	16,090
3.88%, 03/01/27 (Call 12/01/26)	10	9,240
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31 (Call 09/15/31)	5	3,874
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	15	11,747
4.65%, 04/01/29 (Call 01/01/29)	20	17,503
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31 (Call 05/15/31)	20	14,852
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	15	10,901
4.25%, 08/15/29 (Call 05/15/29)	5	4,442
Kimco Realty Corp., 3.70%, 10/01/49 (Call 04/01/49)	26	18,268
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	35	32,338
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	20	18,615
LXP Industrial Trust, 2.70%, 09/15/30 (Call 06/15/30)	15	12,002
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	20	15,683
3.95%, 03/15/29 (Call 12/15/28)	25	23,488
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	15	10,944
National Retail Properties Inc.
3.10%, 04/15/50 (Call 10/15/49)	5	3,162
3.50%, 04/15/51 (Call 10/15/50)	5	3,419
3.60%, 12/15/26 (Call 09/15/26)	52	48,676
4.30%, 10/15/28 (Call 07/15/28)	15	14,014
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	40	35,774
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	5	3,674
3.38%, 02/01/31 (Call 11/01/30)	10	7,838
5.25%, 01/15/26 (Call 10/15/25)	20	19,531
Prologis LP
1.75%, 07/01/30	50	39,890
2.13%, 04/15/27 (Call 02/15/27)	25	22,551
2.13%, 10/15/50 (Call 04/15/50)	25	14,401
3.25%, 10/01/26 (Call 07/01/26)	50	47,517
4.63%, 01/15/33 (Call 10/15/32)	10	9,799
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	65	60,853
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	25	23,149
3.25%, 01/15/31 (Call 10/15/30)	35	30,639
3.65%, 01/15/28 (Call 10/15/27)	25	23,452
4.63%, 11/01/25 (Call 09/01/25)	45	44,798
5.63%, 10/13/32 (Call 07/13/32)	5	5,158
Regency Centers LP, 4.65%, 03/15/49 (Call 09/15/48)	10	8,145
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)	25	19,558
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	15	11,274
3.90%, 10/15/29 (Call 07/15/29)	5	4,120
5.13%, 08/15/26 (Call 05/15/26)	35	33,116
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	35	30,550
2.45%, 09/13/29 (Call 06/13/29)	5	4,202

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.65%, 07/15/30 (Call 04/15/30)	$20	$16,873
3.25%, 11/30/26 (Call 08/30/26)	5	4,702
3.25%, 09/13/49 (Call 03/13/49)(a)	50	33,691
3.30%, 01/15/26 (Call 10/15/25)	5	4,769
3.50%, 09/01/25 (Call 06/01/25)	50	48,131
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	5	4,728
Spirit Realty LP
2.70%, 02/15/32 (Call 11/15/31)	15	11,180
4.00%, 07/15/29 (Call 04/15/29)	20	17,515
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)	25	19,501
Tanger Properties LP, 2.75%, 09/01/31 (Call 06/01/31)	15	10,792
UDR Inc., 3.20%, 01/15/30 (Call 10/15/29)	40	34,660
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	5	3,955
4.75%, 11/15/30 (Call 08/15/30)	25	23,665
VICI Properties LP
4.38%, 05/15/25	15	14,438
4.75%, 02/15/28 (Call 01/15/28)	10	9,515
4.95%, 02/15/30 (Call 12/15/29)	15	14,311
5.13%, 05/15/32 (Call 02/15/32)	40	37,340
5.63%, 05/15/52 (Call 11/15/51)	5	4,524
Vornado Realty LP, 2.15%, 06/01/26 (Call 05/01/26)(a)	20	16,913
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	15	12,323
2.70%, 02/15/27 (Call 12/15/26)	20	18,220
2.75%, 01/15/31 (Call 10/15/30)	50	40,589
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	50	45,917
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	25	18,652
3.85%, 07/15/29 (Call 04/15/29)	10	9,032
		2,410,420
Retail — 1.0%
Advance Auto Parts Inc., 1.75%, 10/01/27 (Call 08/01/27)	30	25,287
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)	60	54,255
4.75%, 06/01/30 (Call 03/01/30)	5	4,531
AutoZone Inc.
3.63%, 04/15/25 (Call 03/15/25)	50	48,560
3.75%, 04/18/29 (Call 01/18/29)	25	23,223
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)	20	15,829
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	10	8,863
1.60%, 04/20/30 (Call 01/20/30)	35	29,001
1.75%, 04/20/32 (Call 01/20/32)	10	8,048
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	35	33,592
Dick's Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)	25	19,931
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)	25	24,083
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	50	48,979
4.20%, 05/15/28 (Call 02/15/28)	40	38,288
Home Depot Inc. (The)
2.50%, 04/15/27 (Call 02/15/27)	100	92,855
2.75%, 09/15/51 (Call 03/15/51)	25	16,910
3.13%, 12/15/49 (Call 06/15/49)	10	7,321
3.25%, 04/15/32 (Call 01/15/32)	50	45,215
3.35%, 04/15/50 (Call 10/15/49)	10	7,614
3.63%, 04/15/52 (Call 10/15/51)	35	27,811
3.90%, 12/06/28 (Call 09/06/28)	5	4,858
3.90%, 06/15/47 (Call 12/15/46)	25	21,088
Security	Par (000)	Value

Retail (continued)
4.25%, 04/01/46 (Call 10/01/45)	$50	$44,348
4.50%, 09/15/32 (Call 06/15/32)	50	49,628
4.50%, 12/06/48 (Call 06/06/48)	25	23,237
Lowe's Companies Inc.
2.63%, 04/01/31 (Call 01/01/31)	25	21,023
3.65%, 04/05/29 (Call 01/05/29)	35	32,731
3.70%, 04/15/46 (Call 10/15/45)	25	19,150
3.75%, 04/01/32 (Call 01/01/32)	50	45,468
4.00%, 04/15/25 (Call 03/15/25)	60	59,108
4.05%, 05/03/47 (Call 11/03/46)	40	32,252
4.25%, 04/01/52 (Call 10/01/51)	35	28,742
4.40%, 09/08/25	10	9,929
5.00%, 04/15/33 (Call 01/15/33)	10	9,950
5.63%, 04/15/53 (Call 10/15/52)	10	9,952
5.80%, 09/15/62 (Call 03/15/62)	10	9,849
McDonald's Corp.
2.13%, 03/01/30 (Call 12/01/29)	50	42,546
2.63%, 09/01/29 (Call 06/01/29)	10	8,870
3.30%, 07/01/25 (Call 06/01/25)	10	9,729
3.50%, 07/01/27 (Call 05/01/27)	10	9,578
3.60%, 07/01/30 (Call 04/01/30)	10	9,355
3.63%, 09/01/49 (Call 03/01/49)	50	38,867
3.70%, 01/30/26 (Call 10/30/25)	10	9,812
4.60%, 05/26/45 (Call 11/26/44)	25	22,775
6.30%, 10/15/37	35	38,850
O'Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	65	62,813
4.20%, 04/01/30 (Call 01/01/30)	15	14,222
Ross Stores Inc., 0.88%, 04/15/26 (Call 03/15/26)	25	21,994
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	60	54,020
2.45%, 06/15/26 (Call 03/15/26)	5	4,677
2.55%, 11/15/30 (Call 08/15/30)	30	25,661
3.50%, 03/01/28 (Call 12/01/27)	25	23,962
3.50%, 11/15/50 (Call 05/15/50)	25	18,824
3.80%, 08/15/25 (Call 06/15/25)	50	49,339
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	10	8,569
2.50%, 04/15/26	35	32,992
2.65%, 09/15/30 (Call 06/15/30)	10	8,660
2.95%, 01/15/52 (Call 07/15/51)	20	14,119
4.00%, 07/01/42	50	44,215
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	35	32,489
Walgreens Boots Alliance Inc., 4.10%, 04/15/50 (Call 10/15/49)	25	18,809
Walmart Inc.
2.65%, 09/22/51 (Call 03/22/51)	40	28,512
4.05%, 06/29/48 (Call 12/29/47)	76	69,147
4.15%, 09/09/32 (Call 06/09/32)	10	9,896
4.50%, 09/09/52 (Call 03/09/52)	10	9,771
5.25%, 09/01/35	20	21,362
		1,765,944
Semiconductors — 0.9%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)	25	23,597
Analog Devices Inc.
2.95%, 04/01/25 (Call 03/01/25)	76	73,337
3.50%, 12/05/26 (Call 09/05/26)	35	33,590
Applied Materials Inc.
4.35%, 04/01/47 (Call 10/01/46)	5	4,650
5.10%, 10/01/35 (Call 04/01/35)	45	46,267

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(d)	$65	$55,267
2.45%, 02/15/31 (Call 11/15/30)(d)	25	19,778
3.42%, 04/15/33 (Call 01/15/33)(d)	50	40,467
3.47%, 04/15/34 (Call 01/15/34)(d)	30	23,864
3.50%, 02/15/41 (Call 08/15/40)(d)	40	28,947
3.75%, 02/15/51 (Call 08/15/50)(d)	50	35,176
4.11%, 09/15/28 (Call 06/15/28)	30	28,069
4.15%, 11/15/30 (Call 08/15/30)	19	17,088
4.30%, 11/15/32 (Call 08/15/32)	15	13,327
4.93%, 05/15/37 (Call 02/15/37)(d)	45	39,496
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	25	23,591
3.05%, 08/12/51 (Call 02/12/51)	25	16,849
3.15%, 05/11/27 (Call 02/11/27)	60	56,963
3.25%, 11/15/49 (Call 05/15/49)	20	14,044
3.70%, 07/29/25 (Call 04/29/25)	55	53,990
3.73%, 12/08/47 (Call 06/08/47)	50	38,639
3.75%, 08/05/27 (Call 07/05/27)	10	9,668
4.00%, 08/05/29 (Call 06/05/29)	10	9,576
4.10%, 05/19/46 (Call 11/19/45)	25	20,790
4.75%, 03/25/50 (Call 09/25/49)	25	22,494
4.80%, 10/01/41	25	23,557
4.90%, 07/29/45 (Call 01/29/45)	25	23,583
4.90%, 08/05/52 (Call 02/05/52)	10	9,108
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	40	39,038
4.95%, 07/15/52 (Call 01/15/52)	20	19,359
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	10	7,085
4.00%, 03/15/29 (Call 12/15/28)	65	62,649
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	25	19,368
4.19%, 02/15/27 (Call 12/15/26)	10	9,566
4.66%, 02/15/30 (Call 11/15/29)	20	18,520
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	95	83,931
3.70%, 04/01/60 (Call 10/01/59)	25	19,085
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)	85	85,281
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	30	23,782
2.65%, 02/15/32 (Call 11/15/31)	15	11,818
3.40%, 05/01/30 (Call 02/01/30)	40	34,776
3.88%, 06/18/26 (Call 04/18/26)	25	23,793
Qorvo Inc.
1.75%, 12/15/24 (Call 12/15/22)(d)	5	4,588
4.38%, 10/15/29 (Call 10/15/24)	25	22,229
QUALCOMM Inc.
1.65%, 05/20/32 (Call 02/20/32)	35	27,339
3.25%, 05/20/27 (Call 02/20/27)	100	95,596
3.45%, 05/20/25 (Call 02/20/25)	50	48,819
4.30%, 05/20/47 (Call 11/20/46)	35	30,942
6.00%, 05/20/53 (Call 11/20/52)	25	27,297
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	25	21,920
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	10	8,312
3.88%, 03/15/39 (Call 09/15/38)	25	22,426
4.15%, 05/15/48 (Call 11/15/47)	27	24,281
		1,597,572
Security	Par (000)	Value

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	$25	$22,898

Software — 0.9%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	30	23,701
3.40%, 06/15/27 (Call 03/15/27)	45	42,777
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	35	32,183
3.25%, 02/01/25 (Call 11/01/24)	35	34,221
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	5	4,347
4.38%, 06/15/25 (Call 03/15/25)	46	45,550
Broadridge Financial Solutions Inc., 2.90%, 12/01/29
(Call 09/01/29)	20	17,113
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	35	28,102
4.80%, 03/01/26 (Call 12/01/25)	25	25,105
Fidelity National Information Services Inc.
2.25%, 03/01/31 (Call 12/01/30)	30	23,978
3.10%, 03/01/41 (Call 09/01/40)	35	24,581
Fiserv Inc.
3.50%, 07/01/29 (Call 04/01/29)	30	27,074
4.40%, 07/01/49 (Call 01/01/49)	30	24,888
Intuit Inc., 0.95%, 07/15/25 (Call 06/15/25)	25	22,871
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	50	47,031
2.53%, 06/01/50 (Call 12/01/49)	50	34,510
2.68%, 06/01/60 (Call 12/01/59)	35	23,566
2.70%, 02/12/25 (Call 11/12/24)	25	24,228
2.92%, 03/17/52 (Call 09/17/51)	50	37,121
3.04%, 03/17/62 (Call 09/17/61)	25	18,192
3.13%, 11/03/25 (Call 08/03/25)	10	9,733
3.30%, 02/06/27 (Call 11/06/26)	40	38,700
3.45%, 08/08/36 (Call 02/08/36)	79	72,264
3.50%, 02/12/35 (Call 08/12/34)	105	97,697
3.70%, 08/08/46 (Call 02/08/46)	75	66,452
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	65	61,508
2.88%, 03/25/31 (Call 12/25/30)	30	25,124
2.95%, 11/15/24 (Call 09/15/24)	60	57,740
2.95%, 05/15/25 (Call 02/15/25)	25	23,830
3.60%, 04/01/40 (Call 10/01/39)	25	18,789
3.60%, 04/01/50 (Call 10/01/49)	35	24,385
3.65%, 03/25/41 (Call 09/25/40)	40	29,704
3.80%, 11/15/37 (Call 05/15/37)	40	31,718
3.85%, 04/01/60 (Call 10/01/59)	25	16,872
3.90%, 05/15/35 (Call 11/15/34)	25	20,901
3.95%, 03/25/51 (Call 09/25/50)	50	36,756
4.00%, 07/15/46 (Call 01/15/46)	30	22,283
4.00%, 11/15/47 (Call 05/15/47)	35	26,055
4.30%, 07/08/34 (Call 01/08/34)	50	44,269
4.38%, 05/15/55 (Call 11/15/54)	25	19,012
6.13%, 07/08/39	45	45,124
6.25%, 11/09/32	10	10,558
6.50%, 04/15/38	25	26,094
6.90%, 11/09/52.	35	38,758
Roper Technologies Inc., 2.95%, 09/15/29 (Call 06/15/29)	50	43,744
salesforce.com Inc.
2.70%, 07/15/41 (Call 01/15/41)	25	18,503
2.90%, 07/15/51 (Call 01/15/51)	40	27,781

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	$20	$15,553
Take-Two Interactive Software Inc., 4.00%, 04/14/32 (Call 01/14/32)	10	8,909
VMware Inc.
1.00%, 08/15/24 (Call 01/03/23)	35	32,544
2.20%, 08/15/31 (Call 05/15/31)	35	26,777
3.90%, 08/21/27 (Call 05/21/27)	25	23,533
		1,622,809
Telecommunications — 1.6%
America Movil SAB de CV, 6.13%, 03/30/40	100	103,302
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	45	38,623
1.70%, 03/25/26 (Call 03/25/23)	75	67,258
2.25%, 02/01/32 (Call 11/01/31)	75	59,445
2.55%, 12/01/33 (Call 09/01/33)	115	90,458
3.50%, 06/01/41 (Call 12/01/40)	75	57,467
3.55%, 09/15/55 (Call 03/15/55)	100	70,232
3.65%, 06/01/51 (Call 12/01/50)	50	36,668
3.65%, 09/15/59 (Call 03/15/59)	15	10,342
3.80%, 02/15/27 (Call 11/15/26)	55	53,113
3.80%, 12/01/57 (Call 06/01/57)	52	37,807
3.85%, 06/01/60 (Call 12/01/59)	50	36,412
4.30%, 02/15/30 (Call 11/15/29)	100	94,968
4.35%, 03/01/29 (Call 12/01/28)	25	24,034
4.35%, 06/15/45 (Call 12/15/44)	55	45,728
4.50%, 05/15/35 (Call 11/15/34)	20	18,357
4.55%, 03/09/49 (Call 09/09/48)	50	42,316
5.25%, 03/01/37 (Call 09/01/36)	45	44,096
6.00%, 08/15/40 (Call 05/15/40)	5	5,097
6.30%, 01/15/38	15	15,893
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	20	14,978
4.46%, 04/01/48 (Call 10/01/47)	25	21,664
British Telecommunications PLC, 9.63%, 12/15/30	25	30,120
Cisco Systems Inc.
5.50%, 01/15/40	10	10,527
5.90%, 02/15/39	25	27,384
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	5	4,000
5.35%, 11/15/48 (Call 05/15/48)	50	46,814
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	60	71,513
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	25	22,305
3.75%, 08/15/29 (Call 05/15/29)	25	22,311
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	25	19,763
2.75%, 05/24/31 (Call 02/24/31)	25	20,187
4.00%, 09/01/24	16	15,709
Orange SA
5.50%, 02/06/44 (Call 08/06/43)	20	20,034
9.00%, 03/01/31	20	24,796
Rogers Communications Inc.
2.95%, 03/15/25 (Call 03/15/23)(d)	5	4,723
3.63%, 12/15/25 (Call 09/15/25)	15	14,279
3.80%, 03/15/32 (Call 12/15/31)(d)	25	22,134
4.50%, 03/15/42 (Call 09/15/41)(d)	20	16,957
4.55%, 03/15/52 (Call 09/15/51)(d)	25	20,344
5.00%, 03/15/44 (Call 09/15/43)	50	44,078
7.50%, 08/15/38	30	33,945
Security	Par (000)	Value

Telecommunications (continued)
Telefonica Emisiones SA
4.10%, 03/08/27	$150	$142,905
7.05%, 06/20/36	5	5,225
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	25	23,263
3.40%, 05/13/32 (Call 02/13/32)	20	17,408
4.60%, 11/16/48 (Call 05/16/48)	25	22,002
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	80	73,363
2.25%, 11/15/31 (Call 08/15/31)	15	11,948
2.55%, 02/15/31 (Call 11/15/30)	50	41,360
2.63%, 04/15/26 (Call 04/15/23)	10	9,223
2.63%, 02/15/29 (Call 02/15/24)	5	4,257
2.70%, 03/15/32 (Call 01/15/29)	5	4,119
3.30%, 02/15/51 (Call 08/15/50)	25	17,362
3.40%, 10/15/52 (Call 04/15/52)	30	20,939
3.50%, 04/15/25 (Call 03/15/25)	25	24,216
3.60%, 11/15/60 (Call 05/15/60)	65	45,058
3.75%, 04/15/27 (Call 02/15/27)	64	60,642
3.88%, 04/15/30 (Call 01/15/30)	45	41,321
4.50%, 04/15/50 (Call 10/15/49)	40	33,786
Verizon Communications Inc.
1.68%, 10/30/30 (Call 07/30/30)	10	7,858
2.36%, 03/15/32 (Call 12/15/31)	50	40,224
2.55%, 03/21/31 (Call 12/21/30)	60	49,978
2.63%, 08/15/26	35	32,591
2.65%, 11/20/40 (Call 05/20/40)	50	34,312
2.88%, 11/20/50 (Call 05/20/50)	70	45,390
2.99%, 10/30/56 (Call 04/30/56)	50	31,647
3.40%, 03/22/41 (Call 09/22/40)	50	38,547
3.55%, 03/22/51 (Call 09/22/50)	50	37,078
3.70%, 03/22/61 (Call 09/22/60)	45	32,440
4.02%, 12/03/29 (Call 09/03/29)	85	80,212
4.13%, 08/15/46	10	8,236
4.27%, 01/15/36	35	31,350
4.33%, 09/21/28	40	38,904
4.40%, 11/01/34 (Call 05/01/34)	50	46,214
4.50%, 08/10/33	25	23,759
4.86%, 08/21/46	35	31,891
5.25%, 03/16/37	25	25,132
Vodafone Group PLC
4.13%, 05/30/25	70	69,146
4.38%, 05/30/28	50	49,491
4.38%, 02/19/43	40	33,462
5.25%, 05/30/48	40	36,097
		2,902,537
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.55%, 11/19/26 (Call 09/19/26)	93	87,633
3.90%, 11/19/29 (Call 08/19/29)	10	9,020
5.10%, 05/15/44 (Call 11/15/43)	10	8,493
		105,146
Transportation — 0.7%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	35	24,404
3.30%, 09/15/51 (Call 03/15/51)	25	18,786
3.55%, 02/15/50 (Call 08/15/49)	25	19,644
3.90%, 08/01/46 (Call 02/01/46)	15	12,537
4.05%, 06/15/48 (Call 12/15/47)	25	21,491
4.15%, 04/01/45 (Call 10/01/44)	10	8,755

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
5.75%, 05/01/40 (Call 11/01/39)	$20	$21,335
6.20%, 08/15/36	25	27,539
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	25	23,631
4.45%, 01/20/49 (Call 07/20/48)	25	22,664
6.20%, 06/01/36	10	11,014
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	10	8,948
4.00%, 06/01/28 (Call 03/01/28)	50	48,516
6.13%, 09/15/2115 (Call 03/15/2115)	25	25,295
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)(a)	40	24,998
2.60%, 11/01/26 (Call 08/01/26)	35	32,637
3.25%, 06/01/27 (Call 03/01/27)	10	9,436
3.35%, 09/15/49 (Call 03/15/49)	25	18,482
3.80%, 11/01/46 (Call 05/01/46)	25	20,040
4.30%, 03/01/48 (Call 09/01/47)	45	39,184
4.50%, 11/15/52 (Call 05/15/52)	25	22,377
6.15%, 05/01/37	10	10,837
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	33	30,726
4.20%, 10/17/28 (Call 07/17/28)	20	19,129
4.55%, 04/01/46 (Call 10/01/45)	45	37,143
4.75%, 11/15/45 (Call 05/15/45)	25	21,695
4.90%, 01/15/34.	20	19,149
FedEx Corp. Class AA Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	40	32,727
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	25	24,326
Kansas City Southern, 4.20%, 11/15/69 (Call 05/15/69)	10	7,588
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	25	22,757
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	100	94,135
3.05%, 05/15/50 (Call 11/15/49)	25	17,282
3.16%, 05/15/55 (Call 11/15/54)	72	49,127
4.15%, 02/28/48 (Call 08/28/47)	5	4,198
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	5	4,763
3.35%, 09/01/25 (Call 08/01/25)	10	9,515
4.30%, 06/15/27 (Call 05/15/27)	10	9,548
4.63%, 06/01/25 (Call 05/01/25)	10	9,831
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	50	45,729
2.40%, 02/05/30 (Call 11/05/29)	10	8,643
2.80%, 02/14/32 (Call 12/15/31)	20	17,450
2.97%, 09/16/62 (Call 03/16/62)	25	16,584
3.20%, 05/20/41 (Call 11/20/40)	5	3,995
3.50%, 02/14/53 (Call 08/14/52)	20	15,555
3.70%, 03/01/29 (Call 12/01/28)	10	9,553
3.80%, 10/01/51 (Call 04/01/51)	40	32,962
3.80%, 04/06/71 (Call 10/06/70)	10	7,586
3.84%, 03/20/60 (Call 09/20/59)	50	39,611
3.95%, 09/10/28 (Call 06/10/28)	70	67,922
4.50%, 09/10/48 (Call 03/10/48)	25	22,494
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	25	21,972
3.40%, 03/15/29 (Call 12/15/28)	10	9,415
5.20%, 04/01/40 (Call 10/01/39)	15	15,381
5.30%, 04/01/50 (Call 10/01/49)	25	26,556
6.20%, 01/15/38	25	28,312
Security	Par (000)	Value

Transportation (continued)
Walmart Inc., 3.95%, 09/09/27 (Call 08/09/27)	$10	$9,948
		1,285,857
Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	15	9,245
3.25%, 09/15/26 (Call 06/15/26)	5	4,639
4.55%, 11/07/28 (Call 08/07/28)	25	23,955
		37,839
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	20	16,894
3.38%, 01/20/27 (Call 12/20/26)	15	12,794
		29,688
Water — 0.1%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	50	46,370
3.45%, 06/01/29 (Call 03/01/29)	10	9,186
3.75%, 09/01/47 (Call 03/01/47)	25	19,731
6.59%, 10/15/37	25	27,781
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	15	10,357
3.57%, 05/01/29 (Call 02/01/29)	10	9,038
United Utilities PLC, 6.88%, 08/15/28	30	31,790
		154,253
Total Corporate Bonds & Notes — 35.3%
(Cost: $72,867,428)		62,370,549

Foreign Government Obligations(f)

Canada — 0.5%
Canada Government International Bond
0.75%, 05/19/26	20	17,855
1.63%, 01/22/25	50	47,373
Hydro-Quebec, Series HK, 9.38%, 04/15/30	25	32,883
Province of Alberta Canada
1.00%, 05/20/25	45	41,483
1.30%, 07/22/30	65	52,743
Province of British Columbia Canada
0.90%, 07/20/26(a)	45	39,957
7.25%, 09/01/36	50	63,711
Province of Manitoba Canada
2.13%, 06/22/26	70	64,627
Series GX, 2.60%, 04/16/24	50	48,630
Province of Ontario Canada
0.63%, 01/21/26	25	22,266
1.05%, 04/14/26	50	44,877
2.30%, 06/15/26	50	46,588
2.50%, 04/27/26	75	70,510
Province of Quebec Canada
0.60%, 07/23/25	55	49,948
Series QX, 1.50%, 02/11/25	155	145,810
		789,261
Chile — 0.1%
Chile Government International Bond, 3.50%, 01/25/50 (Call 07/25/49)	205	152,471

Indonesia — 0.1%
Indonesia Government International Bond, 3.85%, 10/15/30(a)	200	188,748

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Israel — 0.1%
State of Israel, 2.50%, 01/15/30	$200	$179,024

Italy — 0.1%
Republic of Italy Government International Bond, 2.88%, 10/17/29	200	166,956

Japan — 0.1%
Japan Bank for International Cooperation, 2.25%, 11/04/26	200	183,404

Mexico — 0.3%
Mexico Government International Bond
4.15%, 03/28/27	200	196,816
4.50%, 01/31/50 (Call 07/31/49)	200	160,504
4.60%, 01/23/46	200	163,712
		521,032
Panama — 0.1%
Panama Government International Bond, 4.50%, 04/01/56 (Call 10/01/55)	200	149,670

Peru — 0.1%
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	95	88,381
2.84%, 06/20/30	45	38,830
6.55%, 03/14/37	45	48,411
8.75%, 11/21/33	56	69,596
		245,218
Philippines — 0.2%
Philippine Government International Bond
2.95%, 05/05/45	200	145,378
3.75%, 01/14/29	200	191,096
		336,474
Poland — 0.0%
Republic of Poland Government International Bond, 3.25%, 04/06/26	85	81,540

South Korea — 0.1%
Export-Import Bank of Korea, 2.88%, 01/21/25	200	191,412

Supranational — 1.6%
African Development Bank
0.88%, 03/23/26	90	80,730
0.88%, 07/22/26	100	88,831
Asian Development Bank
0.38%, 09/03/25	215	193,751
0.50%, 02/04/26	45	40,101
0.63%, 10/08/24	35	32,629
0.63%, 04/29/25	180	165,256
1.00%, 04/14/26	15	13,518
1.50%, 10/18/24	125	118,374
1.50%, 01/20/27	10	9,055
1.75%, 09/19/29	10	8,718
1.88%, 03/15/29	10	8,867
1.88%, 01/24/30	35	30,548
2.00%, 01/22/25	10	9,533
2.00%, 04/24/26	5	4,658
2.88%, 05/06/25	15	14,532
3.13%, 08/20/27	10	9,635
3.13%, 04/27/32	10	9,432
5.82%, 06/16/28	5	5,427
Asian Infrastructure Investment Bank (The)
0.50%, 05/28/25	10	9,091
0.50%, 01/27/26	60	53,138
Security	Par (000)	Value

Supranational (continued)
3.38%, 06/29/25	$10	$9,748
Council of Europe Development Bank
0.88%, 09/22/26	35	30,965
1.38%, 02/27/25	15	14,087
European Bank for Reconstruction & Development
0.50%, 01/28/26	5	4,459
1.50%, 02/13/25	5	4,713
European Investment Bank
0.38%, 12/15/25	135	120,601
0.75%, 10/26/26	50	44,052
1.25%, 02/14/31(a)	40	33,011
1.63%, 03/14/25	10	9,433
1.63%, 10/09/29	50	43,452
1.63%, 05/13/31	20	16,954
1.88%, 02/10/25	15	14,257
2.50%, 10/15/24	55	53,135
4.88%, 02/15/36	10	10,897
Inter-American Development Bank
0.63%, 07/15/25	145	132,185
0.63%, 09/16/27	50	42,740
0.88%, 04/03/25	60	55,557
0.88%, 04/20/26	15	13,462
1.13%, 01/13/31	25	20,252
1.75%, 03/14/25	5	4,730
2.13%, 01/15/25	10	9,556
2.25%, 06/18/29	20	18,071
2.38%, 07/07/27(a)	45	41,993
3.13%, 09/18/28	70	66,891
3.25%, 07/01/24	5	4,903
4.38%, 01/24/44	50	50,424
International Bank for Reconstruction & Development
0.38%, 07/28/25	15	13,573
0.50%, 10/28/25	55	49,519
0.63%, 04/22/25	245	225,224
0.75%, 03/11/25	35	32,370
0.75%, 11/24/27	110	94,193
0.75%, 08/26/30	10	7,924
0.88%, 07/15/26	10	8,918
0.88%, 05/14/30	50	40,333
1.13%, 09/13/28	100	85,555
1.25%, 02/10/31	85	69,636
1.38%, 04/20/28	80	70,017
1.50%, 08/28/24	5	4,752
1.63%, 01/15/25	55	52,037
1.63%, 11/03/31	50	41,678
1.88%, 10/27/26	39	35,880
2.50%, 07/29/25	5	4,788
2.50%, 11/22/27	15	14,017
2.50%, 03/29/32	5	4,476
3.13%, 06/15/27	10	9,663
3.63%, 09/21/29	5	4,914
International Finance Corp.
0.38%, 07/16/25	5	4,531
0.75%, 08/27/30	10	7,925
1.38%, 10/16/24	10	9,451
2.13%, 04/07/26	65	60,852
		2,728,578
Sweden — 0.1%
Svensk Exportkredit AB, 0.38%, 07/30/24	200	186,550

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Uruguay — 0.0%
Uruguay Government International Bond
4.13%, 11/20/45(a)	$20	$18,626
4.98%, 04/20/55	60	58,215
		76,841
Total Foreign Government Obligations — 3.5%
(Cost: $7,035,972)		6,177,179

Municipal Debt Obligations

California — 0.3%
Bay Area Toll Authority RB BAB, Series S1, 6.92%, 04/01/40	75	88,369
California State University RB
Class B, 2.72%, 11/01/52	75	50,285
Class B, 2.98%, 11/01/51 (Call 05/01/51)	25	17,410
City of San Francisco CA Public Utilities Commission Water
Revenue RB BAB, 6.95%, 11/01/50	25	30,589
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	25	30,897
Los Angeles Department of Water & Power, RB, Series A, 5.72%, 07/01/39	20	21,612
State of California GO
2.50%, 10/01/29	50	43,110
3.38%, 04/01/25	25	24,274
State of California GO BAB, 7.55%, 04/01/39	50	64,033
University of California RB
Series AD, 4.86%, 05/15/2112	25	21,452
Series BD, 3.35%, 07/01/29	35	31,615
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	10	6,616
		430,262
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M,
Series 2010-A, 6.66%, 04/01/57	20	21,257

Illinois — 0.1%
Chicago O'Hare International Airport RB, Series C, 4.47%, 01/01/49	50	44,307
Chicago Transit Authority Sales & Transfer Tax Receipts
Revenue RB, Series A, 6.90%, 12/01/40	25	28,253
State of Illinois GO, 5.10%, 06/01/33	50	48,212
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	46	48,864
		169,636
Kentucky — 0.1%
Louisville & Jefferson County Metropolitan Sewer District RB
BAB, 6.25%, 05/15/43	65	72,512

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	25	26,079

Michigan — 0.0%
Michigan Finance Authority RB, 3.38%, 12/01/40	25	19,725

New Jersey — 0.1%
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42	50	39,925
New Jersey Transportation Trust Fund Authority RB BAB,
Series C, 5.75%, 12/15/28	50	50,662
		90,587
New York — 0.1%
Metropolitan Transportation Authority RB BAB, Series 2010-A, 6.67%, 11/15/39	45	48,598
Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	$15	$15,570
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	85	88,530
Port Authority of New York & New Jersey RB, Series 182, 5.31%, 08/01/46 (Call 08/01/24)	50	50,121
		202,819
Ohio — 0.1%
American Municipal Power Inc. RB BAB, Series B, 8.08%, 02/15/50	50	63,909
JobsOhio Beverage System RB, Series B, 4.53%, 01/01/35	25	24,313
Ohio Water Development Authority Water Pollution Control
Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	24,812
		113,034
Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	50	51,963

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	75	72,412

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue
RB BAB, 5.81%, 02/01/41	40	42,840
Dallas Area Rapid Transit RB BAB, 5.02%, 12/01/48(a)	25	24,673
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	50	35,407
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	25	29,936
State of Texas GO BAB, 5.52%, 04/01/39	65	69,119
		201,975
Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	25	19,060

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	45	45,491

Wisconsin — 0.0%
State of Wisconsin RB, 3.95%, 05/01/36 (Call 05/01/27)	25	22,072

Total Municipal Debt Obligations — 0.9%
(Cost: $1,896,612)		1,558,884

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 4.2%
Federal Farm Credit Banks Funding Corp.
0.25%, 02/26/24	10	9,483
1.85%, 07/26/24	10	9,554
Federal Home Loan Banks
0.38%, 09/04/25	10	9,026
0.50%, 04/14/25	10	9,158
1.50%, 08/15/24	30	28,536
2.13%, 06/09/23	20	19,722
2.50%, 12/09/22	20	19,991
2.50%, 02/13/24	40	39,034
3.13%, 09/12/25	10	9,700
3.25%, 06/09/28	90	86,795
3.25%, 11/16/28	990	957,043
3.38%, 09/08/23	25	24,699
5.50%, 07/15/36	35	38,851

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
Federal Home Loan Mortgage Corp.
0.25%, 06/26/23	$70	$68,249
0.25%, 09/08/23	800	772,432
0.32%, 11/02/23	15	14,405
6.25%, 07/15/32	225	263,369
Federal National Mortgage Association
0.25%, 07/10/23	300	292,008
0.25%, 11/27/23	260	248,547
0.63%, 04/22/25	500	457,850
0.88%, 08/05/30	500	398,045
1.63%, 01/07/25	985	929,968
1.75%, 07/02/24	250	239,518
1.88%, 09/24/26	475	438,786
2.38%, 01/19/23	100	99,706
2.63%, 09/06/24	330	320,017
5.63%, 07/15/37	286	320,772
6.25%, 05/15/29	50	56,380
6.63%, 11/15/30	100	117,681
7.25%, 05/15/30	35	42,240
Tennessee Valley Authority
3.50%, 12/15/42	72	59,976
5.25%, 09/15/39	220	233,616
5.50%, 06/15/38	10	11,092
5.88%, 04/01/36	50	56,115
6.15%, 01/15/38	285	328,719
7.13%, 05/01/30	190	225,414
Series A, 2.88%, 02/01/27	100	95,698
		7,352,195
U.S. Government Obligations — 55.2%
U.S. Treasury Note/Bond
0.13%, 12/15/23	550	524,434
0.13%, 01/15/24	1,000	950,586
0.25%, 03/15/24	2,700	2,552,344
0.25%, 05/15/24	700	657,152
0.25%, 06/15/24	700	655,102
0.25%, 05/31/25	300	272,180
0.25%, 06/30/25	300	271,992
0.25%, 07/31/25	250	225,762
0.25%, 08/31/25	30	26,905
0.25%, 09/30/25	400	359,875
0.25%, 10/31/25	300	268,898
0.38%, 04/15/24	1,310	1,236,312
0.38%, 07/15/24	200	187,148
0.38%, 08/15/24	400	373,109
0.38%, 09/15/24	500	465,313
0.38%, 04/30/25	400	365,125
0.38%, 11/30/25	400	358,531
0.38%, 12/31/25	650	582,004
0.38%, 01/31/26	700	624,312
0.38%, 07/31/27	350	298,539
0.38%, 09/30/27	500	424,141
0.50%, 03/31/25	400	367,469
0.50%, 02/28/26	850	758,891
0.50%, 06/30/27	450	386,859
0.50%, 10/31/27	500	425,664
0.63%, 07/31/26	700	620,320
0.63%, 03/31/27	100	87,055
0.63%, 11/30/27	300	256,430
0.63%, 12/31/27	1,010	861,420
0.63%, 05/15/30	350	281,313
Security	Par (000)	Value

U.S. Government Obligations (continued)
0.63%, 08/15/30	$775	$619,273
0.75%, 12/31/23	600	574,828
0.75%, 11/15/24	560	522,134
0.75%, 03/31/26	700	629,617
0.75%, 04/30/26	700	627,375
0.75%, 05/31/26	700	625,898
0.75%, 08/31/26	300	266,484
0.75%, 01/31/28	1,450	1,242,016
0.88%, 01/31/24	680	650,781
0.88%, 06/30/26	900	806,836
0.88%, 09/30/26	500	445,391
1.00%, 12/15/24	600	561,094
1.00%, 07/31/28	700	600,250
1.13%, 01/15/25	600	561,328
1.13%, 10/31/26	400	359,250
1.13%, 02/28/27	300	267,750
1.13%, 02/29/28	400	349,125
1.13%, 08/31/28	300	258,750
1.13%, 02/15/31	1,000	828,750
1.13%, 05/15/40	600	383,906
1.13%, 08/15/40	710	450,961
1.25%, 08/31/24	600	567,492
1.25%, 11/30/26	700	630,930
1.25%, 12/31/26	1,300	1,169,289
1.25%, 03/31/28	700	613,812
1.25%, 04/30/28	200	175,063
1.25%, 05/31/28	950	829,766
1.25%, 06/30/28	680	592,769
1.25%, 09/30/28	1,600	1,387,375
1.25%, 08/15/31	1,100	906,125
1.25%, 05/15/50	390	217,547
1.38%, 01/31/25	400	376,063
1.38%, 10/31/28	600	523,172
1.38%, 11/15/31	1,620	1,340,803
1.38%, 11/15/40	1,480	981,425
1.38%, 08/15/50	1,150	663,047
1.50%, 09/30/24	600	569,180
1.50%, 10/31/24	300	284,297
1.50%, 11/30/24	500	472,734
1.50%, 02/15/25	250	235,254
1.50%, 08/15/26	1,030	942,289
1.50%, 01/31/27	1,400	1,270,609
1.50%, 11/30/28	1,500	1,315,664
1.63%, 02/15/26	1,000	927,187
1.63%, 05/15/26	1,000	923,047
1.63%, 09/30/26	300	275,414
1.63%, 10/31/26	300	274,875
1.63%, 11/30/26	300	274,477
1.63%, 05/15/31	920	787,031
1.63%, 11/15/50	760	469,300
1.75%, 06/30/24	400	383,141
1.75%, 12/31/24	400	379,750
1.75%, 03/15/25	200	189,141
1.75%, 01/31/29	600	532,969
1.75%, 08/15/41	780	544,050
1.88%, 08/31/24	900	860,238
1.88%, 07/31/26	600	557,156
1.88%, 02/28/27	500	460,586
1.88%, 02/28/29	300	268,570
1.88%, 02/15/32	1,300	1,120,234

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.88%, 02/15/41	$1,250	$903,320
1.88%, 02/15/51	500	329,609
1.88%, 11/15/51	630	414,323
2.00%, 04/30/24	1,700	1,638,973
2.00%, 06/30/24	360	346,036
2.00%, 02/15/25	575	547,148
2.00%, 08/15/25	400	378,031
2.00%, 11/15/26	650	603,687
2.00%, 11/15/41	500	364,219
2.00%, 02/15/50	780	532,716
2.00%, 08/15/51	700	475,781
2.13%, 03/31/24	700	677,332
2.13%, 09/30/24	200	192,000
2.13%, 11/30/24	290	277,754
2.13%, 05/15/25	550	523,316
2.25%, 12/31/23	500	486,836
2.25%, 10/31/24	600	576,727
2.25%, 11/15/24	800	768,156
2.25%, 12/31/24	400	383,563
2.25%, 11/15/25	350	332,254
2.25%, 02/15/27	700	654,883
2.25%, 08/15/27	250	232,813
2.25%, 11/15/27	400	371,281
2.25%, 05/15/41	1,350	1,037,812
2.25%, 08/15/46	265	192,332
2.25%, 02/15/52	680	491,406
2.38%, 08/15/24	550	530,643
2.38%, 05/15/27	500	469,063
2.38%, 03/31/29	900	828,422
2.38%, 05/15/29	500	460,195
2.38%, 02/15/42	550	428,141
2.38%, 05/15/51	1,070	795,812
2.50%, 04/30/24	600	582,656
2.50%, 05/15/24	400	388,125
2.50%, 05/31/24	800	775,812
2.50%, 01/31/25	400	385,063
2.50%, 03/31/27	400	377,844
2.50%, 02/15/45	395	304,582
2.50%, 02/15/46.	300	229,781
2.50%, 05/15/46.	260	198,778
2.63%, 04/15/25	500	481,758
2.63%, 05/31/27	400	379,750
2.63%, 07/31/29	400	373,375
2.75%, 02/28/25	400	387,000
2.75%, 05/15/25	400	386,438
2.75%, 08/31/25	200	192,844
2.75%, 04/30/27	400	381,719
2.75%, 02/15/28	200	189,641
2.75%, 05/31/29	402	377,786
2.75%, 08/15/32	1,100	1,019,391
2.75%, 08/15/42	190	156,453
2.75%, 11/15/42	300	246,375
2.75%, 08/15/47	300	240,609
2.75%, 11/15/47	620	497,356
2.88%, 05/31/25	230	222,777
2.88%, 06/15/25	400	387,656
2.88%, 11/30/25	200	193,297
2.88%, 08/15/28	500	475,625
2.88%, 04/30/29	300	284,414
2.88%, 05/15/32	1,700	1,594,281
Security	Par (000)	Value

U.S. Government Obligations (continued)
2.88%, 08/15/45	$200	$164,625
2.88%, 11/15/46	150	123,258
2.88%, 05/15/49	400	331,438
2.88%, 05/15/52	1,170	973,294
3.00%, 06/30/24	1,000	976,250
3.00%, 07/31/24	500	488,086
3.00%, 07/15/25	400	388,500
3.00%, 05/15/42	200	172,469
3.00%, 11/15/44	200	169,000
3.00%, 05/15/45	200	168,469
3.00%, 11/15/45	140	117,819
3.00%, 02/15/47	200	167,875
3.00%, 05/15/47	400	336,125
3.00%, 02/15/48	920	774,812
3.00%, 08/15/48	500	422,422
3.00%, 02/15/49	150	127,242
3.00%, 08/15/52	620	531,263
3.13%, 08/15/25	400	389,656
3.13%, 11/15/28	800	770,312
3.13%, 08/31/29	550	529,375
3.13%, 02/15/43	220	192,053
3.13%, 08/15/44	300	259,172
3.13%, 05/15/48	100	86,391
3.25%, 08/31/24	500	489,961
3.25%, 06/30/29	250	242,266
3.25%, 05/15/42	1,000	898,437
3.38%, 08/15/42	500	457,656
3.38%, 11/15/48.	320	290,150
3.88%, 11/30/27	800	803,250
3.88%, 09/30/29	800	806,000
3.88%, 11/30/29	200	201,781
4.00%, 10/31/29	800	812,625
4.13%, 09/30/27	300	303,773
4.13%, 11/15/32	200	207,906
4.38%, 10/31/24	500	499,980
4.38%, 02/15/38	100	107,313
4.50%, 11/15/25	400	404,563
4.75%, 02/15/37	60	66,994
5.00%, 05/15/37	90	102,713
6.50%, 11/15/26	100	108,953
6.88%, 08/15/25	300	319,734
		97,388,584
Total U.S. Government & Agency Obligations — 59.4%
(Cost: $117,059,975)		104,740,779

Total Long-Term Investments — 99.1%
(Cost: $198,859,987)		174,847,391

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 1.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(g)(h)(i)	3,046	$3,046,192

Total Short-Term Securities — 1.7%
(Cost: $3,046,192)		3,046,192

Total Investments — 100.8%
(Cost: $201,906,179)		177,893,583

Liabilities in Excess of Other Assets — (0.8)%		(1,458,432)

Net Assets — 100.0%		$176,435,151

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$5,994,069	$—	$(2,947,877	)(a)	$—	$—	$3,046,192	3,046	$23,856	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$62,370,549	$—	$62,370,549
Foreign Government Obligations	—	6,177,179	—	6,177,179
Municipal Debt Obligations	—	1,558,884	—	1,558,884
U.S. Government & Agency Obligations	—	104,740,779	—	104,740,779
Money Market Funds	3,046,192	—	—	3,046,192
	$3,046,192	$174,847,391	$—	$177,893,583

Portfolio Abbreviation

BAB	Build America Bond	RB	Revenue Bond
GO	General Obligation	SOFR	Secured Overnight Financing Rate
GOL	General Obligation Limited
LIBOR	London Interbank Offered Rate